UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06441

AMERICAN CENTURY INTERNATIONAL BOND FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	04-30-2019

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report

April 30, 2019

Emerging Markets Debt Fund
Investor Class (AEDVX)
I Class (AEHDX)
Y Class (AEYDX)
A Class (AEDQX)
C Class (AEDHX)
R Class (AEDWX)
R5 Class (AEDJX)
R6 Class (AEXDX)
G Class (AEDGX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2019. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

Improving Investor Sentiment, Dovish Central Banks Supported Widespread Gains

Stocks struggled early in the period, while bonds rallied. Mounting investor concerns about slowing global economic and earnings growth, U.S.-China trade tensions and rising U.S. interest rates triggered a broad stock market sell-off. Bonds, on the other hand, benefited, as global growth worries fueled demand for perceived safe-haven securities, driving government bond yields lower. Federal Reserve (Fed) policy also influenced the backdrop. Despite signs that growth was slowing, the Fed raised interest rates in December. Investors feared this rate increase and the Fed’s plans for two more rate hikes in 2019 were too aggressive, and risk-off investing remained in favor.

The new year brought a renewed sense of stability to the global financial markets. Investors’ worst-case fears about growth and trade eased, and corporate earnings results were generally better than expected. Equity valuations appeared attractive following the late-2018 stock market sell-off, and risk-on investing resumed. Meanwhile, the Fed changed course, ending its rate-hike campaign amid moderating global growth and inflation. The Fed's policy pivot along with dovish actions from central banks in the U.K., Europe and Japan helped drive yields lower and support the broad global investment landscape.

Overall, stocks shook off their early losses to generate solid gains for the entire six-month period. Similarly, other risk assets, including high-yield bonds, also delivered strong results. Elsewhere, global yields generally declined for the six-month period, which helped government, securitized and corporate bonds, real estate investment trusts, and other interest rate-sensitive securities generate positive returns.

Looking ahead, we expect volatility to remain a formidable factor as investors react to global growth trends, central bank policy and geopolitical developments. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

APRIL 30, 2019
Portfolio at a Glance
Average Duration (effective)	4.4 years
Weighted Average Life to Maturity	6.6 years

Holdings by Country	% of net assets
China	10.7%
Mexico	6.3%
Turkey	5.6%
Brazil	5.5%
South Africa	5.4%
India	4.8%
Peru	4.7%
Colombia	4.5%
Saudi Arabia	4.2%
Russia	3.2%
Other Countries	39.6%
Cash and Equivalents*	5.5%
*Includes temporary cash investments and other assets and liabilities.

Types of Investments in Portfolio	% of net assets
Corporate Bonds	88.2%
Sovereign Governments and Agencies	6.3%
Common Stocks	—*
Temporary Cash Investments	4.8%
Temporary Cash Investments - Securities Lending Collateral	2.6%
Other Assets and Liabilities	(1.9)%
*Category is less than 0.05% of total net assets.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2018 to April 30, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/18	Ending Account Value 4/30/19	Expenses Paid During Period(1) 11/1/18 - 4/30/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,060.00	$4.95	0.97%
I Class	$1,000	$1,060.60	$4.44	0.87%
Y Class	$1,000	$1,061.10	$3.94	0.77%
A Class	$1,000	$1,058.80	$6.23	1.22%
C Class	$1,000	$1,054.90	$10.04	1.97%
R Class	$1,000	$1,057.40	$7.50	1.47%
R5 Class	$1,000	$1,061.10	$3.94	0.77%
R6 Class	$1,000	$1,061.30	$3.68	0.72%
G Class	$1,000	$1,065.10	$0.05	0.01%
Hypothetical
Investor Class	$1,000	$1,019.98	$4.86	0.97%
I Class	$1,000	$1,020.48	$4.36	0.87%
Y Class	$1,000	$1,020.98	$3.86	0.77%
A Class	$1,000	$1,018.75	$6.11	1.22%
C Class	$1,000	$1,015.03	$9.84	1.97%
R Class	$1,000	$1,017.51	$7.35	1.47%
R5 Class	$1,000	$1,020.98	$3.86	0.77%
R6 Class	$1,000	$1,021.22	$3.61	0.72%
G Class	$1,000	$1,024.74	$0.05	0.01%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

APRIL 30, 2019 (UNAUDITED)

	Principal Amount	Value
CORPORATE BONDS — 88.2%
Argentina — 1.8%
Aeropuertos Argentina 2000 SA, 6.875%, 2/1/27	$3,750,000	$3,450,000
Rio Energy SA / UGEN SA / UENSA SA, 6.875%, 2/1/25(1)	1,600,000	1,048,000
YPF SA, 8.75%, 4/4/24	2,700,000	2,601,450
		7,099,450
Brazil — 5.5%
Banco BTG Pactual SA, VRN, 7.75%, 2/15/29(1)	3,500,000	3,575,250
Banco do Brasil SA, 4.625%, 1/15/25(2)	1,900,000	1,925,175
GTL Trade Finance, Inc., 7.25%, 4/16/44	1,200,000	1,368,000
Minerva Luxembourg SA, 6.50%, 9/20/26	2,300,000	2,281,600
Minerva Luxembourg SA, 5.875%, 1/19/28(1)	2,500,000	2,331,450
Petrobras Global Finance BV, 8.75%, 5/23/26	1,150,000	1,380,679
Petrobras Global Finance BV, 5.75%, 2/1/29	4,840,000	4,864,200
Rumo Luxembourg Sarl, 7.375%, 2/9/24	500,000	535,600
Rumo Luxembourg Sarl, 5.875%, 1/18/25(1)	2,700,000	2,745,589
		21,007,543
Chile — 2.8%
Enel Chile SA, 4.875%, 6/12/28	2,500,000	2,653,625
Geopark Ltd., 6.50%, 9/21/24	6,100,000	6,191,500
VTR Finance BV, 6.875%, 1/15/24	1,955,000	2,030,756
		10,875,881
China — 10.7%
Avi Funding Co. Ltd., MTN, 3.80%, 9/16/25	2,000,000	2,035,746
Baidu, Inc., 2.75%, 6/9/19	1,450,000	1,450,577
China Overseas Finance Cayman V Ltd., 3.95%, 11/15/22	3,950,000	4,023,450
China Resources Gas Group Ltd., MTN, 4.50%, 4/5/22	4,650,000	4,802,473
CITIC Ltd., MTN, 6.80%, 1/17/23	2,250,000	2,499,381
CNOOC Finance 2013 Ltd., 3.00%, 5/9/23	6,450,000	6,396,072
CNPC General Capital Ltd., 2.75%, 5/14/19	400,000	400,292
Country Garden Holdings Co. Ltd., 7.125%, 1/27/22	2,000,000	2,109,498
Country Garden Holdings Co. Ltd., 8.00%, 1/27/24	1,500,000	1,627,446
CRCC Yuxiang Ltd., 3.50%, 5/16/23	1,400,000	1,406,898
JD.com, Inc., 3.875%, 4/29/26	3,500,000	3,442,184
Shimao Property Holdings Ltd., 5.20%, 1/30/25	1,500,000	1,476,474
Sinopec Group Overseas Development 2015 Ltd., 2.50%, 4/28/20(1)	200,000	199,238
Sinopec Group Overseas Development 2016 Ltd., 2.125%, 5/3/19	600,000	599,964
Sinopec Group Overseas Development 2017 Ltd., 2.25%, 9/13/20(1)	700,000	693,211
Tencent Holdings Ltd., 3.60%, 1/19/28(1)	5,150,000	5,079,220
Tencent Holdings Ltd., 3.98%, 4/11/29(1)(2)	2,000,000	2,018,663
Vanke Real Estate Hong Kong Co. Ltd., MTN, 5.35%, 3/11/24	750,000	796,613
		41,057,400

6

	Principal Amount	Value
Colombia — 4.5%
AI Candelaria Spain SLU, 7.50%, 12/15/28(1)	$3,900,000	$4,173,000
Ecopetrol SA, 5.875%, 5/28/45	3,400,000	3,533,110
Gran Tierra Energy International Holdings Ltd., 6.25%, 2/15/25(1)	3,800,000	3,662,250
Grupo de Inversiones Suramericana SA, 5.50%, 4/29/26	2,200,000	2,367,860
Millicom International Cellular SA, 5.125%, 1/15/28(1)(2)	500,000	492,500
Millicom International Cellular SA, 6.25%, 3/25/29(1)	1,500,000	1,548,750
SURA Asset Management SA, 4.375%, 4/11/27(2)	1,600,000	1,624,800
		17,402,270
Ecuador — 0.4%
International Airport Finance SA, 12.00%, 3/15/33(1)	1,500,000	1,617,750
Ghana — 2.7%
Kosmos Energy Ltd., 7.125%, 4/4/26(1)	5,800,000	5,827,260
Tullow Oil plc, 7.00%, 3/1/25(1)	4,300,000	4,396,750
		10,224,010
Hong Kong — 1.1%
Bank of East Asia Ltd. (The), MTN, VRN, 4.25%, 11/20/24	200,000	200,898
China CITIC Bank International Ltd., MTN, 6.875%, 6/24/20	1,000,000	1,039,872
CK Hutchison International 17 II Ltd., 2.25%, 9/29/20(1)	2,000,000	1,982,744
HPHT Finance 17 Ltd., 2.75%, 9/11/22	1,000,000	983,049
		4,206,563
India — 4.8%
Axis Bank Ltd., MTN, 3.00%, 8/8/22	2,800,000	2,751,840
Greenko Investment Co., 4.875%, 8/16/23(1)	2,400,000	2,289,657
ICICI Bank Ltd., 5.75%, 11/16/20	400,000	414,727
ICICI Bank Ltd., MTN, 4.00%, 3/18/26	2,500,000	2,494,945
Reliance Industries Ltd., 4.125%, 1/28/25	2,400,000	2,461,087
Shriram Transport Finance Co. Ltd., 5.95%, 10/24/22(1)	2,800,000	2,805,420
Vedanta Resources Finance II plc, 8.00%, 4/23/23(1)	3,000,000	3,017,396
Vedanta Resources Ltd., 6.125%, 8/9/24(1)(2)	2,400,000	2,175,467
		18,410,539
Indonesia — 2.8%
Indika Energy Capital III Pte Ltd., 5.875%, 11/9/24	1,408,000	1,330,771
Listrindo Capital BV, 4.95%, 9/14/26	5,000,000	4,845,000
Perusahaan Gas Negara Persero Tbk, 5.125%, 5/16/24	2,800,000	2,941,932
TBG Global Pte Ltd., 5.25%, 2/10/22	1,700,000	1,713,682
		10,831,385
Israel — 2.6%
Altice Financing SA, 7.50%, 5/15/26	2,000,000	2,035,000
Altice Luxembourg SA, 7.75%, 5/15/22(1)	1,000,000	1,021,250
Israel Electric Corp. Ltd., 6.875%, 6/21/23(1)	1,300,000	1,459,003
Israel Electric Corp. Ltd., 5.00%, 11/12/24(1)	800,000	853,712
Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/23	4,100,000	3,732,404
Teva Pharmaceutical Finance Netherlands III BV, 6.75%, 3/1/28(2)	1,000,000	1,030,902
		10,132,271
Jamaica — 0.5%
Digicel Group One, Ltd., 8.25%, 12/30/22(1)(2)	755,000	502,830

7

	Principal Amount	Value
Digicel Ltd., 6.00%, 4/15/21(2)	$1,600,000	$1,420,000
		1,922,830
Kazakhstan — 0.9%
KazTransGas JSC, 4.375%, 9/26/27(1)	3,400,000	3,369,505
Kuwait — 0.7%
Equate Petrochemical BV, MTN, 4.25%, 11/3/26	1,584,000	1,619,195
Kuwait Projects Co. SPC Ltd., 5.00%, 3/15/23	950,000	986,184
		2,605,379
Macau — 0.7%
Sands China Ltd., 5.125%, 8/8/25	2,400,000	2,535,696
Malaysia — 0.3%
Axiata SPV1 Labuan Ltd., 5.375%, 4/28/20	1,000,000	1,024,921
Mexico — 6.3%
Alpek SAB de CV, 4.50%, 11/20/22	1,500,000	1,537,350
Axtel SAB de CV, 6.375%, 11/14/24(1)	1,550,000	1,567,438
Banco Mercantil del Norte SA, VRN, 5.75%, 10/4/31	2,000,000	1,967,000
BBVA Bancomer SA, VRN, 5.125%, 1/18/33(1)	600,000	570,750
Cemex SAB de CV, 6.125%, 5/5/25(2)	4,100,000	4,286,550
Cometa Energia SA de CV, 6.375%, 4/24/35(1)	5,051,597	5,070,541
Controladora Mabe SA de CV, 5.60%, 10/23/28(1)	3,100,000	3,206,950
Grupo KUO SAB De CV, 5.75%, 7/7/27(2)	2,450,000	2,361,212
Sixsigma Networks Mexico SA de CV, 7.50%, 5/2/25(1)	3,650,000	3,627,187
		24,194,978
Morocco — 0.8%
OCP SA, 6.875%, 4/25/44	2,900,000	3,170,164
Nigeria — 0.6%
IHS Netherlands Holdco BV, 9.50%, 10/27/21(1)	2,130,000	2,215,289
Oman — 1.5%
Oztel Holdings SPC Ltd., 5.625%, 10/24/23	1,045,000	1,048,004
Oztel Holdings SPC Ltd., 6.625%, 4/24/28	4,888,000	4,792,107
		5,840,111
Panama — 2.8%
Banistmo SA, 3.65%, 9/19/22	2,886,000	2,871,570
C&W Senior Financing DAC, 7.50%, 10/15/26(1)	2,050,000	2,132,000
C&W Senior Financing DAC, 6.875%, 9/15/27(1)	5,679,000	5,713,017
		10,716,587
Peru — 4.7%
Banco de Credito del Peru, 2.25%, 10/25/19(1)	200,000	199,500
Banco Internacional del Peru SAA Interbank, 3.375%, 1/18/23(1)	3,000,000	2,996,250
Banco Internacional del Peru SAA Interbank, VRN, 6.625%, 3/19/29	200,000	222,500
Fenix Power Peru SA, 4.32%, 9/20/27	3,967,353	3,932,639
Inkia Energy Ltd., 5.875%, 11/9/27	1,500,000	1,509,015
Intercorp Financial Services, Inc., 4.125%, 10/19/27(1)	4,600,000	4,513,750
Kallpa Generacion SA, 4.125%, 8/16/27	4,904,000	4,872,173
		18,245,827
Philippines†
FPT Finance Ltd., 6.375%, 9/28/20	100,000	104,140

8

	Principal Amount	Value
Qatar — 2.8%
Nakilat, Inc., 6.07%, 12/31/33(1)	$800,000	$914,000
Nakilat, Inc., 6.27%, 12/31/33	197,093	222,261
Ooredoo International Finance Ltd., 7.875%, 6/10/19(1)	2,249,000	2,260,758
Ooredoo International Finance Ltd., MTN, 5.00%, 10/19/25	3,500,000	3,770,421
Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.30%, 9/30/20	166,800	168,952
Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.30%, 9/30/20(1)	216,840	219,637
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 6.75%, 9/30/19(1)	2,800,000	2,830,271
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 6.75%, 9/30/19	400,000	404,324
		10,790,624
Russia — 3.1%
Gazprom OAO Via Gaz Capital SA, MTN, 7.29%, 8/16/37	2,100,000	2,517,913
GTH Finance BV, 7.25%, 4/26/23(1)	4,300,000	4,668,045
Lukoil International Finance BV, 6.125%, 11/9/20	200,000	208,375
Sberbank of Russia Via SB Capital SA, 5.18%, 6/28/19	4,600,000	4,622,499
		12,016,832
Saudi Arabia — 3.4%
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 3/21/23	4,000,000	3,834,404
SABIC Capital II BV, 4.50%, 10/10/28(1)	3,000,000	3,172,401
Saudi Arabian Oil Co., 3.50%, 4/16/29(1)	1,800,000	1,771,641
Saudi Electricity Global Sukuk Co. 4, 4.72%, 9/27/28	3,900,000	4,143,781
		12,922,227
Singapore — 2.8%
Oversea-Chinese Banking Corp. Ltd., MTN, 4.25%, 6/19/24(2)	3,000,000	3,102,924
Oversea-Chinese Banking Corp. Ltd., MTN, VRN, 4.00%, 10/15/24	2,300,000	2,308,983
United Overseas Bank Ltd., MTN, VRN, 3.75%, 9/19/24	2,300,000	2,304,255
United Overseas Bank Ltd., MTN, VRN, 2.88%, 3/8/27	3,000,000	2,959,530
		10,675,692
South Africa — 4.3%
Liquid Telecommunications Financing plc, 8.50%, 7/13/22(1)	4,250,000	4,311,306
MTN Mauritius Investments Ltd., 4.76%, 11/11/24	5,351,000	5,182,192
Myriad International Holdings BV, 6.00%, 7/18/20	2,000,000	2,066,876
SASOL Financing USA LLC, 5.875%, 3/27/24	3,100,000	3,291,802
SASOL Financing USA LLC, 6.50%, 9/27/28	1,500,000	1,646,356
		16,498,532
South Korea — 1.5%
KEB Hana Bank, MTN, 4.375%, 9/30/24	3,200,000	3,340,713
Woori Bank, MTN, 4.75%, 4/30/24	2,250,000	2,357,206
		5,697,919
Tanzania, United Republic Of — 0.4%
HTA Group Ltd., 9.125%, 3/8/22	1,600,000	1,674,376
Thailand — 1.5%
PTTEP Treasury Center Co. Ltd., VRN, 4.875%, 6/18/19	3,250,000	3,235,440
Thaioil Treasury Center Co. Ltd., 5.375%, 11/20/48(1)	2,350,000	2,681,750
		5,917,190
Turkey — 5.4%
Akbank Turk AS, MTN, VRN, 7.20%, 3/16/27	2,800,000	2,296,479

9

	Principal Amount	Value
Turk Telekomunikasyon AS, 3.75%, 6/19/19	$2,750,000	$2,743,551
Turk Telekomunikasyon AS, 6.875%, 2/28/25(1)	600,000	576,030
Turkiye Garanti Bankasi AS, MTN, 4.75%, 10/17/19	3,680,000	3,667,694
Turkiye Garanti Bankasi AS, VRN, 6.125%, 5/24/27(1)	2,600,000	2,079,909
Turkiye Is Bankasi AS, 6.125%, 4/25/24(1)	300,000	260,258
Turkiye Is Bankasi AS, MTN, 6.125%, 4/25/24	1,500,000	1,302,794
Turkiye Sise ve Cam Fabrikalari AS, 6.95%, 3/14/26(1)	3,600,000	3,474,335
Turkiye Vakiflar Bankasi TAO, MTN, 5.75%, 1/30/23	1,500,000	1,332,895
Yapi ve Kredi Bankasi AS, 5.125%, 10/22/19	2,000,000	1,993,974
Yapi ve Kredi Bankasi AS, 8.25%, 10/15/24(1)	1,300,000	1,245,897
		20,973,816
Ukraine — 0.8%
MHP SE, 7.75%, 5/10/24(1)	3,200,000	3,244,480
United Arab Emirates — 0.6%
Abu Dhabi National Energy Co. PJSC, 4.875%, 4/23/30(1)	1,500,000	1,604,063
ADCB Finance Cayman Ltd., MTN, 4.50%, 3/6/23	700,000	720,714
		2,324,777
Zambia — 2.1%
First Quantum Minerals Ltd., 7.25%, 4/1/23(1)	4,500,000	4,460,625
First Quantum Minerals Ltd., 6.50%, 3/1/24(1)	4,000,000	3,790,000
		8,250,625
TOTAL CORPORATE BONDS (Cost $337,218,751)		339,797,579
SOVEREIGN GOVERNMENTS AND AGENCIES — 6.3%
Argentina — 0.7%
Argentine Republic Government International Bond, 6.875%, 1/26/27(2)	3,700,000	2,681,150
El Salvador — 0.2%
El Salvador Government International Bond, 6.375%, 1/18/27	800,000	786,000
Jordan — 0.1%
Jordan Government International Bond, 7.375%, 10/10/47(1)	200,000	195,367
Namibia — 0.7%
Namibia International Bonds, 5.25%, 10/29/25	3,000,000	2,919,024
Nigeria — 0.8%
Nigeria Government International Bond, MTN, 6.50%, 11/28/27	3,000,000	2,958,813
Oman — 0.9%
Oman Government International Bond, 5.375%, 3/8/27	1,600,000	1,510,363
Oman Government International Bond, 6.75%, 1/17/48	2,050,000	1,865,832
		3,376,195
Russia — 0.1%
Russian Foreign Bond - Eurobond, 5.00%, 4/29/20	200,000	203,992
Saudi Arabia — 0.8%
Saudi Government International Bond, 4.375%, 4/16/29	1,500,000	1,577,656
Saudi Government International Bond, MTN, 5.00%, 4/17/49	1,500,000	1,591,080
		3,168,736
South Africa — 1.1%
Republic of South Africa Government International Bond, 5.50%,3/9/20	4,100,000	4,167,933

10

	Principal Amount/Shares	Value
South Korea — 0.7%
Korea Gas Corp., 3.875%, 2/12/24	$2,800,000	$2,901,481
Turkey — 0.2%
Turkey Government International Bond, 7.625%, 4/26/29	900,000	877,565
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $24,931,439)		24,236,256
COMMON STOCKS†
Colombia†
Frontera Energy Corp. (Cost $202,818)	2,078	18,358
TEMPORARY CASH INVESTMENTS — 4.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.00% - 8.75%, 8/31/19 - 8/15/45, valued at $14,241,119), in a joint trading account at 2.40%, dated 4/30/19, due 5/1/19 (Delivery value $13,955,019)		13,954,089
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/45, valued at $2,380,698), at 1.25%, dated 4/30/19, due 5/1/19 (Delivery value $2,330,081)		2,330,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	14,647	14,647
U.S. Treasury Bills, 2.44%, 6/20/19(3)(4)	$2,100,000	2,093,073
TOTAL TEMPORARY CASH INVESTMENTS (Cost $18,391,791)		18,391,809
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(5) — 2.6%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $10,277,045)	10,277,045	10,277,045
TOTAL INVESTMENT SECURITIES — 101.9% (Cost $391,021,844)		392,721,047
OTHER ASSETS AND LIABILITIES — (1.9)%		(7,481,202)
TOTAL NET ASSETS — 100.0%		$385,239,845

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	494	June 2019	$98,800,000	$105,225,859	$345,264
U.S. Treasury Long Bonds	56	June 2019	$5,600,000	8,258,250	89,561
				$113,484,109	$434,825

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Notes	75	June 2019	$7,500,000	$8,673,047	$(28,372)
U.S. Treasury 10-Year Notes	132	June 2019	$13,200,000	16,324,687	(111,719)
U.S. Treasury 10-Year Ultra Notes	143	June 2019	$14,300,000	18,844,719	(174,353)
U.S. Treasury Ultra Bonds	5	June 2019	$500,000	821,406	4,177
				$44,663,859	$(310,267)

11

CREDIT DEFAULT SWAP AGREEMENTS
Counterparty/ Reference Entity	Type	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Bank of America N.A. / China International Bond	Buy	(1.00)%	6/20/24	$700,000	$(18,028)	$(2,651)	$(20,679)
Barclays Bank plc / Korean Government International Bond	Buy	(1.00)%	6/20/24	$22,000,000	(719,229)	(31,970)	(751,199)
Barclays Bank plc / China International Bond	Buy	(1.00)%	6/20/24	$18,000,000	(459,175)	(72,581)	(531,756)
Goldman Sachs & Co. / Colombia Government International Bond	Buy	(1.00)%	6/20/24	$12,850,000	78,921	(108,109)	(29,188)
					$(1,117,511)	$(215,311)	$(1,332,822)

^The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
MTN	-	Medium Term Note
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

†	Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $134,459,310, which represented 34.9% of total net assets. Of these securities, 0.1% of total net assets were deemed illiquid under policies approved by the Board of Trustees.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $10,236,216. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,484,976.

(4)	The rate indicated is the yield to maturity at purchase.

(5)
Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $10,539,545, which includes securities collateral of $262,500.

See Notes to Financial Statements.

12

Statement of Assets and Liabilities

APRIL 30, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $380,744,799)	$382,444,002
Investment made with cash collateral received for securities on loan, at value (cost of $10,277,045)	10,277,045
Total investment securities, at value (cost of $391,021,844)	392,721,047
Cash	218
Receivable for capital shares sold	75,913
Interest and dividend receivable	4,151,739
Securities lending receivable	2,539
396,951,456

Liabilities
Payable for collateral received for securities on loan	10,277,045
Payable for capital shares redeemed	7,099
Payable for variation margin on futures contracts	10,375
Swap agreements, at value (including net premiums paid (received) of $(1,117,511))	1,332,822
Accrued management fees	83,372
Distribution and service fees payable	127
Dividends payable	771
11,711,611

Net Assets	$385,239,845

Net Assets Consist of:
Capital paid in	$396,625,614
Distributable earnings	(11,385,769)
$385,239,845

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$93,017,920	9,154,936	$10.16
I Class	$1,528,076	150,416	$10.16
Y Class	$6,544,477	644,154	$10.16
A Class	$353,644	34,840	$10.15*
C Class	$33,874	3,342	$10.14
R Class	$71,943	7,089	$10.15
R5 Class	$7,121	701	$10.16
R6 Class	$8,859,171	871,758	$10.16
G Class	$274,823,619	27,050,651	$10.16
*Maximum offering price $10.63 (net asset value divided by 0.955).

See Notes to Financial Statements.

13

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$9,932,562
Securities lending, net	2,539
Dividends (net of foreign taxes withheld of $114)	648
9,935,749

Expenses:
Management fees	1,437,632
Distribution and service fees:
A Class	267
C Class	163
R Class	158
Trustees' fees and expenses	12,744
Other expenses	3,535
1,454,499
Fees waived - G Class	(952,595)
501,904

Net investment income (loss)	9,433,845

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(5,077,068)
Futures contract transactions	(347,634)
Swap agreement transactions	(79,669)
(5,504,371)

Change in net unrealized appreciation (depreciation) on:
Investments	18,703,376
Futures contracts	736,327
Swap agreements	(489,241)
18,950,462

Net realized and unrealized gain (loss)	13,446,091

Net Increase (Decrease) in Net Assets Resulting from Operations	$22,879,936

See Notes to Financial Statements.

14

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2019 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2018
Increase (Decrease) in Net Assets	April 30, 2019	October 31, 2018
Operations
Net investment income (loss)	$9,433,845	$17,265,399
Net realized gain (loss)	(5,504,371)	(8,331,077)
Change in net unrealized appreciation (depreciation)	18,950,462	(17,845,871)
Net increase (decrease) in net assets resulting from operations	22,879,936	(8,911,549)

Distributions to Shareholders
From earnings:
Investor Class	(1,948,234)	(3,255,567)
I Class	(3,065)	(602)
Y Class	(104,350)	(33,864)
A Class	(4,326)	(20,233)
C Class	(537)	(2,413)
R Class	(1,204)	(4,376)
R5 Class	(154)	(16,456)
R6 Class	(192,141)	(329,821)
G Class	(7,049,058)	(13,802,738)
Decrease in net assets from distributions	(9,303,069)	(17,466,070)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(40,186,690)	400,103,186

Net increase (decrease) in net assets	(26,609,823)	373,725,567

Net Assets
Beginning of period	411,849,668	38,124,101
End of period	$385,239,845	$411,849,668

See Notes to Financial Statements.

15

Notes to Financial Statements

APRIL 30, 2019 (UNAUDITED)

1. Organization

American Century International Bond Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Emerging Markets Debt Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek total return.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the G Class commenced on November 14, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Sovereign governments and agencies, corporate bonds, and U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

16

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

17

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2019.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Corporate Bonds	$9,534,783	—	—	—	$9,534,783
Sovereign Governments and Agencies	742,262	—	—	—	742,262
Total Borrowings	$10,277,045	—	—	—	$10,277,045
Gross amount of recognized liabilities for securities lending transactions					$10,277,045

(1)	Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

18

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc., American Century Strategic Asset Allocations, Inc. and American Century Investment Trust own, in aggregate, 97% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The investment advisor agreed to waive the G Class’s management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

The annual management fee for each class is as follows:

Investor Class	I Class	Y Class	A Class	C Class	R Class	R5 Class	R6 Class	G Class
0.96%	0.86%	0.76%	0.96%	0.96%	0.96%	0.76%	0.71%	0.00%(1)
(1) Annual management fee before waiver was 0.71%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2019 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended April 30, 2019 totaled $130,589,856, none of which were U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended April 30, 2019 totaled $140,571,164, of which $3,284,252 represented U.S. Treasury and Government Agency obligations.

19

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended April 30, 2019		Year ended October 31, 2018(1)
	Shares	Amount	Shares	Amount
Investor Class
Sold	288,535	$2,854,118	9,147,728	$95,335,284
Issued in reinvestment of distributions	194,613	1,941,042	322,406	3,246,066
Redeemed	(604,536)	(5,984,860)	(829,610)	(8,449,493)
	(121,388)	(1,189,700)	8,640,524	90,131,857
I Class
Sold	149,930	1,520,864	3,252	32,258
Issued in reinvestment of distributions	302	3,062	58	588
Redeemed	(446)	(4,486)	(6,340)	(63,956)
	149,786	1,519,440	(3,030)	(31,110)
Y Class
Sold	315,154	3,145,072	337,441	3,343,360
Issued in reinvestment of distributions	10,428	104,337	3,433	33,864
Redeemed	(10,063)	(99,994)	(12,734)	(127,715)
	315,519	3,149,415	328,140	3,249,509
A Class
Sold	17,761	179,009	3,959	41,014
Issued in reinvestment of distributions	432	4,326	1,794	18,489
Redeemed	(100)	(1,013)	(623,646)	(6,491,855)
	18,093	182,322	(617,893)	(6,432,352)
C Class
Sold	–	–	2,033	20,410
Issued in reinvestment of distributions	54	537	235	2,413
Redeemed	–	–	(108,899)	(1,132,372)
	54	537	(106,631)	(1,109,549)
R Class
Sold	1,512	14,966	5,130	51,958
Issued in reinvestment of distributions	120	1,199	399	4,078
Redeemed	(318)	(3,140)	(115,392)	(1,198,873)
	1,314	13,025	(109,863)	(1,142,837)
R5 Class
Issued in reinvestment of distributions	15	154	1,582	16,456
Redeemed	–	–	(574,523)	(5,986,535)
	15	154	(572,941)	(5,970,079)
R6 Class
Sold	160,389	1,604,505	454,041	4,596,064
Issued in reinvestment of distributions	19,267	192,141	32,460	326,652
Redeemed	(261,230)	(2,588,024)	(1,113,021)	(11,555,409)
	(81,574)	(791,378)	(626,520)	(6,632,693)
G Class
Sold	500,755	5,043,835	33,180,882	345,146,979
Issued in reinvestment of distributions	707,161	7,049,058	1,373,015	13,802,738
Redeemed	(5,635,490)	(55,163,398)	(3,075,672)	(30,909,277)
	(4,427,574)	(43,070,505)	31,478,225	328,040,440
Net increase (decrease)	(4,145,755)	$(40,186,690)	38,410,011	$400,103,186

(1)	November 14, 2017 (commencement of sale) through October 31, 2018 for the G Class.

20

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$339,797,579	—
Sovereign Governments and Agencies	—	24,236,256	—
Common Stocks	$18,358	—	—
Temporary Cash Investments	14,647	18,377,162	—
Temporary Cash Investments - Securities Lending Collateral	10,277,045	—	—
	$10,310,050	$382,410,997	—
Other Financial Instruments
Futures Contracts	$439,002	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$314,444	—	—
Swap Agreements	—	$1,332,822	—
	$314,444	$1,332,822	—

21

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $38,483,333.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $79,016,667 futures contracts purchased and $27,566,667 futures contracts sold.

Value of Derivative Instruments as of April 30, 2019

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Swap agreements	—	Swap agreements	$1,332,822
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	10,375
		—		$1,343,197

* Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

22

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2019

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(79,669)	Change in net unrealized appreciation (depreciation) on swap agreements	$(489,241)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(347,634)	Change in net unrealized appreciation (depreciation) on futures contracts	736,327
		$(427,303)		$247,086
8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund may invest in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$391,112,653
Gross tax appreciation of investments	$5,972,585
Gross tax depreciation of investments	(4,364,191)
Net tax appreciation (depreciation) of investments	$1,608,394

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2018, the fund had accumulated short-term capital losses of $(8,509,166) and accumulated long-term capital losses of $(71,942), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

10. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

23

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2019(3)	$9.79	0.22	0.36	0.58	(0.21)	—	(0.21)	$10.16	6.00%	0.97%(4)	4.36%(4)	37%	$93,018
2018	$10.43	0.35	(0.64)	(0.29)	(0.33)	(0.02)	(0.35)	$9.79	(2.76)%	0.97%	3.52%	85%	$90,831
2017	$10.32	0.35	0.16	0.51	(0.34)	(0.06)	(0.40)	$10.43	5.11%	0.97%	3.39%	154%	$6,634
2016	$9.75	0.36	0.57	0.93	(0.36)	—	(0.36)	$10.32	9.77%	0.97%	3.59%	97%	$3,898
2015(5)	$9.88	0.11	(0.13)	(0.02)	(0.11)	—	(0.11)	$9.75	(0.22)%	0.97%(4)	3.19%(4)	35%	$1,878
2015(6)	$10.00	0.28	(0.11)	0.17	(0.29)	—	(0.29)	$9.88	1.72%	0.97%(4)	3.18%(4)	46%	$3,312
I Class
2019(3)	$9.79	0.23	0.36	0.59	(0.22)	—	(0.22)	$10.16	6.06%	0.87%(4)	4.46%(4)	37%	$1,528
2018	$10.44	0.34	(0.63)	(0.29)	(0.34)	(0.02)	(0.36)	$9.79	(2.76)%	0.87%	3.62%	85%	$6
2017(7)	$10.30	0.20	0.14	0.34	(0.20)	—	(0.20)	$10.44	3.28%	0.87%(4)	3.38%(4)	154%(8)	$38
Y Class
2019(3)	$9.79	0.23	0.36	0.59	(0.22)	—	(0.22)	$10.16	6.11%	0.77%(4)	4.56%(4)	37%	$6,544
2018	$10.44	0.40	(0.68)	(0.28)	(0.35)	(0.02)	(0.37)	$9.79	(2.67)%	0.77%	3.72%	85%	$3,218
2017(7)	$10.30	0.21	0.13	0.34	(0.20)	—	(0.20)	$10.44	3.33%	0.77%(4)	3.52%(4)	154%(8)	$5

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2019(3)	$9.78	0.20	0.37	0.57	(0.20)	—	(0.20)	$10.15	5.88%	1.22%(4)	4.11%(4)	37%	$354
2018	$10.43	0.28	(0.60)	(0.32)	(0.31)	(0.02)	(0.33)	$9.78	(3.11)%	1.22%	3.27%	85%	$164
2017	$10.32	0.32	0.17	0.49	(0.32)	(0.06)	(0.38)	$10.43	4.84%	1.22%	3.14%	154%	$6,619
2016	$9.74	0.33	0.59	0.92	(0.34)	—	(0.34)	$10.32	9.61%	1.22%	3.34%	97%	$6,282
2015(5)	$9.87	0.10	(0.13)	(0.03)	(0.10)	—	(0.10)	$9.74	(0.31)%	1.22%(4)	2.94%(4)	35%	$5,671
2015(6)	$10.00	0.27	(0.13)	0.14	(0.27)	—	(0.27)	$9.87	1.45%	1.22%(4)	2.93%(4)	46%	$6,660
C Class
2019(3)	$9.77	0.17	0.36	0.53	(0.16)	—	(0.16)	$10.14	5.49%	1.97%(4)	3.36%(4)	37%	$34
2018	$10.41	0.20	(0.59)	(0.39)	(0.23)	(0.02)	(0.25)	$9.77	(3.74)%	1.97%	2.52%	85%	$32
2017	$10.30	0.25	0.16	0.41	(0.24)	(0.06)	(0.30)	$10.41	4.07%	1.97%	2.39%	154%	$1,144
2016	$9.72	0.26	0.58	0.84	(0.26)	—	(0.26)	$10.30	8.81%	1.97%	2.59%	97%	$1,110
2015(5)	$9.85	0.07	(0.13)	(0.06)	(0.07)	—	(0.07)	$9.72	(0.57)%	1.97%(4)	2.19%(4)	35%	$1,013
2015(6)	$10.00	0.20	(0.13)	0.07	(0.22)	—	(0.22)	$9.85	0.74%	1.97%(4)	2.18%(4)	46%	$1,019
R Class
2019(3)	$9.78	0.19	0.37	0.56	(0.19)	—	(0.19)	$10.15	5.74%	1.47%(4)	3.86%(4)	37%	$72
2018	$10.42	0.26	(0.60)	(0.34)	(0.28)	(0.02)	(0.30)	$9.78	(3.26)%	1.47%	3.02%	85%	$56
2017	$10.31	0.30	0.16	0.46	(0.29)	(0.06)	(0.35)	$10.42	4.58%	1.47%	2.89%	154%	$1,205
2016	$9.73	0.31	0.58	0.89	(0.31)	—	(0.31)	$10.31	9.34%	1.47%	3.09%	97%	$1,120
2015(5)	$9.86	0.09	(0.13)	(0.04)	(0.09)	—	(0.09)	$9.73	(0.40)%	1.47%(4)	2.69%(4)	35%	$1,009
2015(6)	$10.00	0.24	(0.12)	0.12	(0.26)	—	(0.26)	$9.86	1.18%	1.47%(4)	2.68%(4)	46%	$1,012

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2019(3)	$9.79	0.23	0.36	0.59	(0.22)	—	(0.22)	$10.16	6.11%	0.77%(4)	4.56%(4)	37%	$7
2018	$10.43	0.31	(0.57)	(0.26)	(0.36)	(0.02)	(0.38)	$9.79	(2.55)%	0.77%	3.72%	85%	$7
2017	$10.32	0.37	0.16	0.53	(0.36)	(0.06)	(0.42)	$10.43	5.31%	0.77%	3.59%	154%	$5,986
2016	$9.75	0.38	0.57	0.95	(0.38)	—	(0.38)	$10.32	9.99%	0.77%	3.79%	97%	$5,682
2015(5)	$9.87	0.11	(0.12)	(0.01)	(0.11)	—	(0.11)	$9.75	(0.16)%	0.77%(4)	3.39%(4)	35%	$5,164
2015(6)	$10.00	0.31	(0.13)	0.18	(0.31)	—	(0.31)	$9.87	1.91%	0.77%(4)	3.38%(4)	46%	$6,671
R6 Class
2019(3)	$9.79	0.23	0.36	0.59	(0.22)	—	(0.22)	$10.16	6.13%	0.72%(4)	4.61%(4)	37%	$8,859
2018	$10.44	0.37	(0.64)	(0.27)	(0.36)	(0.02)	(0.38)	$9.79	(2.61)%	0.72%	3.77%	85%	$9,336
2017	$10.33	0.38	0.16	0.54	(0.37)	(0.06)	(0.43)	$10.44	5.37%	0.72%	3.64%	154%	$16,492
2016	$9.75	0.38	0.59	0.97	(0.39)	—	(0.39)	$10.33	10.15%	0.72%	3.84%	97%	$15,465
2015(5)	$9.88	0.11	(0.12)	(0.01)	(0.12)	—	(0.12)	$9.75	(0.14)%	0.72%(4)	3.44%(4)	35%	$12,290
2015(6)	$10.00	0.32	(0.13)	0.19	(0.31)	—	(0.31)	$9.88	1.96%	0.72%(4)	3.43%(4)	46%	$8,699
G Class
2019(3)	$9.79	0.26	0.37	0.63	(0.26)	—	(0.26)	$10.16	6.51%	0.01%(4)(9)	5.32%(4)(9)	37%	$274,824
2018(10)	$10.40	0.44	(0.62)	(0.18)	(0.41)	(0.02)	(0.43)	$9.79	(1.59)%	0.01%(4)(11)	4.49%(4)(11)	85%(12)	$308,199

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2019 (unaudited).

(4)	Annualized.

(5)	July 1, 2015 through October 31, 2015. The fund's fiscal year end was changed from June 30 to October 31, resulting in a four-month annual reporting period.

(6)	July 29, 2014 (fund inception) through June 30, 2015.

(7)	April 10, 2017 (commencement of sale) through October 31, 2017.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2017.

(9)
The annualized ratio of operating expenses to average net assets before expense waiver and the annualized ratio of net investment income (loss) to average net assets before expense waiver was 0.72% and 4.61%, respectively.

(10)	November 14, 2017 (commencement of sale) through October 31, 2018.

(11)
The annualized ratio of operating expenses to average net assets before expense waiver and the annualized ratio of net investment income (loss) to average net assets before expense waiver was 0.72% and 3.78%, respectively.

(12)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2018.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

28

Notes

29

Notes

30

Notes

31

Notes

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century International Bond Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92373 1906

Semiannual Report

April 30, 2019

Global Bond Fund
Investor Class (AGBVX)
I Class (AGBHX)
Y Class (AGBWX)
A Class (AGBAX)
C Class (AGBTX)
R Class (AGBRX)
R5 Class (AGBNX)
R6 Class (AGBDX)
G Class (AGBGX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2019. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

Improving Investor Sentiment, Dovish Central Banks Supported Widespread Gains

Stocks struggled early in the period, while bonds rallied. Mounting investor concerns about slowing global economic and earnings growth, U.S.-China trade tensions and rising U.S. interest rates triggered a broad stock market sell-off. Bonds, on the other hand, benefited, as global growth worries fueled demand for perceived safe-haven securities, driving government bond yields lower. Federal Reserve (Fed) policy also influenced the backdrop. Despite signs that growth was slowing, the Fed raised interest rates in December. Investors feared this rate increase and the Fed’s plans for two more rate hikes in 2019 were too aggressive, and risk-off investing remained in favor.

The new year brought a renewed sense of stability to the global financial markets. Investors’ worst-case fears about growth and trade eased, and corporate earnings results were generally better than expected. Equity valuations appeared attractive following the late-2018 stock market sell-off, and risk-on investing resumed. Meanwhile, the Fed changed course, ending its rate-hike campaign amid moderating global growth and inflation. The Fed's policy pivot along with dovish actions from central banks in the U.K., Europe and Japan helped drive yields lower and support the broad global investment landscape.

Overall, stocks shook off their early losses to generate solid gains for the entire six-month period. Similarly, other risk assets, including high-yield bonds, also delivered strong results. Elsewhere, global yields generally declined for the six-month period, which helped government, securitized and corporate bonds, real estate investment trusts, and other interest rate-sensitive securities generate positive returns.

Looking ahead, we expect volatility to remain a formidable factor as investors react to global growth trends, central bank policy and geopolitical developments. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

APRIL 30, 2019
Portfolio at a Glance
Average Duration (effective)	6.8 years
Weighted Average Life to Maturity	9.4 years

Bond Holdings by Country	% of net assets
United States	44.8%
Cayman Islands	6.7%
Japan	6.7%
United Kingdom	5.3%
Canada	3.6%
Italy	3.0%
Peru	2.9%
France	2.8%
Netherlands	2.7%
Germany	2.4%
Other Countries	15.0%
Cash and Equivalents*	4.1%
* Includes temporary cash investments and other assets and liabilities.

Types of Investments in Portfolio	% of net assets
Sovereign Governments and Agencies	31.7%
Corporate Bonds	28.4%
U.S. Treasury Securities	8.2%
Collateralized Loan Obligations	6.5%
Asset-Backed Securities	6.5%
Collateralized Mortgage Obligations	4.7%
U.S. Government Agency Mortgage-Backed Securities	4.5%
Commercial Mortgage-Backed Securities	2.9%
Bank Loan Obligations	2.0%
Municipal Securities	0.5%
Temporary Cash Investments	4.4%
Other Assets and Liabilities	(0.3)%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2018 to April 30, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/18	Ending Account Value 4/30/19	Expenses Paid During Period(1) 11/1/18 - 4/30/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,052.90	$4.33	0.85%
I Class	$1,000	$1,053.80	$3.82	0.75%
Y Class	$1,000	$1,054.80	$3.31	0.65%
A Class	$1,000	$1,052.40	$5.60	1.10%
C Class	$1,000	$1,048.00	$9.39	1.85%
R Class	$1,000	$1,049.90	$6.86	1.35%
R5 Class	$1,000	$1,053.80	$3.31	0.65%
R6 Class	$1,000	$1,054.40	$3.06	0.60%
G Class	$1,000	$1,057.20	$0.10	0.02%
Hypothetical
Investor Class	$1,000	$1,020.58	$4.26	0.85%
I Class	$1,000	$1,021.08	$3.76	0.75%
Y Class	$1,000	$1,021.57	$3.26	0.65%
A Class	$1,000	$1,019.34	$5.51	1.10%
C Class	$1,000	$1,015.62	$9.25	1.85%
R Class	$1,000	$1,018.10	$6.76	1.35%
R5 Class	$1,000	$1,021.57	$3.26	0.65%
R6 Class	$1,000	$1,021.82	$3.01	0.60%
G Class	$1,000	$1,024.70	$0.10	0.02%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

APRIL 30, 2019 (UNAUDITED)

		Principal Amount	Value
SOVEREIGN GOVERNMENTS AND AGENCIES — 31.7%
Australia — 1.4%
Australia Government Bond, 2.75%, 4/21/24	AUD	22,149,000	$16,637,357
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	4,100,000	3,077,564
			19,714,921
Austria — 0.7%
Republic of Austria Government Bond, 3.40%, 11/22/22(1)	EUR	3,395,000	4,331,872
Republic of Austria Government Bond, 0.75%, 10/20/26(1)	EUR	2,934,000	3,471,262
Republic of Austria Government Bond, 4.15%, 3/15/37(1)	EUR	1,213,000	2,133,643
			9,936,777
Belgium — 1.4%
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(1)	EUR	1,335,000	2,370,010
Kingdom of Belgium Government Bond, 1.60%, 6/22/47(1)	EUR	13,913,000	16,284,934
			18,654,944
Canada — 3.3%
Canadian Government Bond, 2.00%, 11/1/20	CAD	19,500,000	14,639,046
Province of British Columbia Canada, 3.25%, 12/18/21	CAD	6,970,000	5,401,451
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	11,980,000	9,340,143
Province of Quebec Canada, 3.00%, 9/1/23	CAD	6,127,000	4,777,112
Province of Quebec Canada, 5.75%, 12/1/36	CAD	6,347,000	6,721,462
Province of Quebec Canada, 3.50%, 12/1/48	CAD	5,347,000	4,553,511
			45,432,725
Chile†
Chile Government International Bond, 3.25%, 9/14/21		$300,000	305,724
Czech Republic — 0.1%
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	28,900,000	1,390,466
Denmark — 0.2%
Denmark Government Bond, 0.50%, 11/15/27	DKK	13,945,000	2,202,280
Denmark Government Bond, 4.50%, 11/15/39	DKK	1,705,000	460,744
			2,663,024
Dominican Republic — 0.3%
Dominican Republic International Bond, 6.875%, 1/29/26		$1,900,000	2,106,625
Dominican Republic International Bond, 5.95%, 1/25/27(1)		$800,000	846,000
Dominican Republic International Bond, 5.95%, 1/25/27		$800,000	846,000
			3,798,625
Egypt — 0.1%
Egypt Government International Bond, 5.75%, 4/29/20		$1,000,000	1,015,137
Egypt Government International Bond, 7.50%, 1/31/27(1)		$600,000	619,956
			1,635,093
Finland — 0.4%
Finland Government Bond, 4.00%, 7/4/25(1)	EUR	3,530,000	4,990,500
France — 0.9%
French Republic Government Bond OAT, 5.50%, 4/25/29	EUR	3,456,518	5,863,992

		Principal Amount	Value
French Republic Government Bond OAT, 3.25%, 5/25/45	EUR	3,847,000	$6,258,959
			12,122,951
Germany — 1.3%
Bundesrepublik Deutschland Bundesanleihe, 0.50%, 2/15/25	EUR	642,000	757,007
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/26(2)	EUR	9,285,000	10,597,744
Bundesrepublik Deutschland Bundesanleihe, 4.75%, 7/4/40	EUR	899,000	1,881,834
Bundesrepublik Deutschland Bundesanleihe, 2.50%, 7/4/44	EUR	2,795,000	4,541,153
			17,777,738
Hungary — 0.1%
Hungary Government International Bond, 7.625%, 3/29/41		$500,000	753,388
Indonesia — 0.6%
Indonesia Government International Bond, 4.75%, 1/8/26(1)		$1,000,000	1,067,169
Indonesia Treasury Bond, 8.375%, 9/15/26	IDR	90,000,000,000	6,630,531
			7,697,700
Ireland — 0.4%
Ireland Government Bond, 3.40%, 3/18/24	EUR	4,403,000	5,799,606
Italy — 2.1%
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	16,633,000	18,752,965
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(1)	EUR	7,572,000	10,419,605
			29,172,570
Japan — 6.7%
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	1,439,850,000	17,671,540
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	1,294,800,000	15,526,953
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	2,473,750,000	27,198,325
Japan Government Thirty Year Bond, 0.80%, 3/20/48	JPY	428,800,000	4,121,342
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	1,031,800,000	10,861,822
Japanese Government CPI Linked Bond, 0.10%, 3/10/28	JPY	1,711,752,460	15,981,171
			91,361,153
Jordan — 0.1%
Jordan Government International Bond, 7.375%, 10/10/47		$1,200,000	1,172,204
Malaysia — 0.2%
Malaysia Government Bond, 3.96%, 9/15/25	MYR	13,250,000	3,234,804
Mexico — 0.7%
Mexican Bonos, 5.75%, 3/5/26	MXN	74,000,000	3,436,529
Mexico Government International Bond, 4.125%, 1/21/26		$300,000	306,037
Mexico Government International Bond, 4.15%, 3/28/27		$1,900,000	1,929,070
Nacional Financiera SNC, MTN, 0.78%, 3/29/22	JPY	500,000,000	4,524,961
			10,196,597
Netherlands — 1.0%
Netherlands Government Bond, 0.00%, 1/15/22(1)(2)	EUR	4,836,000	5,502,416
Netherlands Government Bond, 0.50%, 7/15/26(1)	EUR	5,616,000	6,587,204
Netherlands Government Bond, 2.75%, 1/15/47(1)	EUR	880,000	1,498,619
			13,588,239
Norway — 0.5%
Norway Government Bond, 2.00%, 5/24/23(1)	NOK	33,725,000	3,995,514
Norway Government Bond, 1.75%, 2/17/27(1)	NOK	27,700,000	3,237,238
			7,232,752

		Principal Amount	Value
Peru — 2.9%
Peru Government Bond, 6.15%, 8/12/32(1)	PEN	122,442,000	$39,058,905
Philippines — 0.1%
Philippine Government International Bond, 6.375%, 10/23/34		$1,000,000	1,324,284
Poland — 0.3%
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	11,985,000	3,373,736
Republic of Poland Government International Bond, 4.00%, 1/22/24		$500,000	526,025
			3,899,761
Russia — 0.2%
Russian Federal Bond - OFZ, 7.05%, 1/19/28	RUB	77,600,000	1,136,019
Russian Foreign Bond - Eurobond, 5.25%, 6/23/47		$2,000,000	2,076,610
			3,212,629
Saudi Arabia — 0.1%
Saudi Government International Bond, 2.375%, 10/26/21(1)		$1,300,000	1,282,704
Senegal — 0.1%
Senegal Government International Bond, 6.25%, 5/23/33(1)		$1,500,000	1,448,965
Serbia — 0.1%
Serbia International Bond, 7.25%, 9/28/21(1)		$800,000	871,165
Singapore — 0.3%
Singapore Government Bond, 3.125%, 9/1/22	SGD	4,410,000	3,368,684
South Africa†
Republic of South Africa Government International Bond, 4.67%, 1/17/24		$250,000	253,088
Spain — 0.6%
Spain Government Bond, 2.70%, 10/31/48(1)	EUR	6,610,000	8,287,961
Switzerland — 0.6%
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	5,058,000	5,588,396
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	1,534,000	2,121,973
			7,710,369
Thailand — 0.6%
Thailand Government Bond, 3.625%, 6/16/23	THB	65,000,000	2,164,112
Thailand Government Bond, 3.85%, 12/12/25	THB	175,700,000	6,035,825
			8,199,937
United Kingdom — 3.3%
United Kingdom Gilt, 1.50%, 7/22/26	GBP	16,876,000	22,789,843
United Kingdom Gilt, 4.50%, 12/7/42	GBP	5,776,000	11,688,154
United Kingdom Gilt, 4.25%, 12/7/49	GBP	2,656,000	5,606,904
United Kingdom Gilt, 4.25%, 12/7/55	GBP	2,497,000	5,633,626
			45,718,527
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $420,623,179)			433,269,480
CORPORATE BONDS — 28.4%
Aerospace and Defense†
Lockheed Martin Corp., 3.80%, 3/1/45		$240,000	236,662
United Technologies Corp., 5.70%, 4/15/40		380,000	446,173
			682,835

		Principal Amount	Value
Air Freight and Logistics†
FedEx Corp., 4.40%, 1/15/47		$170,000	$160,708
Auto Components†
ZF North America Capital, Inc., 4.00%, 4/29/20(1)		560,000	562,214
Automobiles — 0.5%
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		2,710,000	2,836,950
Ford Motor Credit Co. LLC, 2.98%, 8/3/22		450,000	437,821
General Motors Co., 5.15%, 4/1/38		560,000	540,805
General Motors Financial Co., Inc., 3.20%, 7/6/21		1,860,000	1,859,648
General Motors Financial Co., Inc., 5.25%, 3/1/26		800,000	847,382
			6,522,606
Banks — 7.8%
Abanca Corp. Bancaria SA, VRN, 6.125%, 1/18/29	EUR	1,400,000	1,626,011
Banco Santander SA, 3.50%, 4/11/22		$1,000,000	1,011,244
Banco Santander SA, MTN, 2.50%, 3/18/25	EUR	1,600,000	1,894,708
Bank of America Corp., MTN, 4.20%, 8/26/24		$430,000	446,467
Bank of America Corp., MTN, 4.00%, 1/22/25		1,390,000	1,424,653
Bank of America Corp., MTN, 2.30%, 7/25/25	GBP	900,000	1,186,248
Bank of America Corp., MTN, VRN, 3.82%, 1/20/28		$2,500,000	2,545,441
Bank of America Corp., MTN, VRN, 3.97%, 3/5/29		750,000	766,530
Bank of America Corp., MTN, VRN, 4.44%, 1/20/48		250,000	263,588
Bank of America Corp., VRN, 3.42%, 12/20/28		120,000	117,949
Barclays plc, 4.375%, 1/12/26		200,000	203,706
Barclays plc, MTN, VRN, 1.375%, 1/24/26	EUR	2,900,000	3,259,700
Barclays plc, MTN, VRN, 2.00%, 2/7/28	EUR	2,100,000	2,304,523
BNP Paribas SA, 4.375%, 9/28/25(1)		$500,000	512,672
BPCE SA, 3.00%, 5/22/22(1)		790,000	786,210
BPCE SA, 5.15%, 7/21/24(1)		300,000	316,010
CaixaBank SA, MTN, VRN, 2.75%, 7/14/28	EUR	1,500,000	1,743,457
CIT Group, Inc., 5.00%, 8/15/22		$1,610,000	1,678,425
Citibank N.A., 3.65%, 1/23/24		1,000,000	1,030,456
Citigroup, Inc., 2.90%, 12/8/21		1,100,000	1,101,259
Citigroup, Inc., 2.75%, 4/25/22		1,350,000	1,343,544
Citigroup, Inc., 4.05%, 7/30/22		1,850,000	1,911,035
Citigroup, Inc., 4.45%, 9/29/27		2,060,000	2,138,938
Citigroup, Inc., VRN, 3.52%, 10/27/28		470,000	464,337
Commerzbank AG, MTN, 4.00%, 3/23/26	EUR	1,850,000	2,311,092
Cooperatieve Rabobank UA, 3.95%, 11/9/22		$1,200,000	1,222,972
Cooperatieve Rabobank UA, VRN, 2.50%, 5/26/26	EUR	1,500,000	1,756,511
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	1,700,000	2,727,037
Discover Bank, 3.35%, 2/6/23		$500,000	503,176
Discover Bank, 3.45%, 7/27/26		550,000	537,171
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	4,175,000	5,192,177
European Financial Stability Facility, MTN, 0.40%, 5/31/26	EUR	8,000,000	9,162,050
European Investment Bank, MTN, 2.25%, 10/14/22	EUR	8,050,000	9,840,175
HSBC Holdings plc, 2.95%, 5/25/21		$1,600,000	1,603,938
HSBC Holdings plc, 0.84%, 9/26/23	JPY	600,000,000	5,481,402

		Principal Amount	Value
HSBC Holdings plc, 4.30%, 3/8/26		$300,000	$312,731
HSBC Holdings plc, 4.375%, 11/23/26		2,070,000	2,130,497
HSBC Holdings plc, VRN, 3.26%, 3/13/23		340,000	342,123
Huntington Bancshares, Inc., 2.30%, 1/14/22		400,000	394,527
ING Groep NV, MTN, VRN, 1.625%, 9/26/29	EUR	3,000,000	3,359,761
Intesa Sanpaolo SpA, MTN, 3.93%, 9/15/26	EUR	1,000,000	1,183,902
JPMorgan Chase & Co., 4.625%, 5/10/21		$910,000	943,206
JPMorgan Chase & Co., 3.25%, 9/23/22		500,000	506,464
JPMorgan Chase & Co., 3.875%, 9/10/24		210,000	216,463
JPMorgan Chase & Co., 3.125%, 1/23/25		270,000	270,087
JPMorgan Chase & Co., VRN, 3.54%, 5/1/28		600,000	599,708
JPMorgan Chase & Co., VRN, 3.88%, 7/24/38		800,000	789,693
JPMorgan Chase & Co., VRN, 3.96%, 11/15/48		150,000	146,664
JPMorgan Chase & Co., VRN, 3.90%, 1/23/49		550,000	532,354
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	3,545,000	4,702,057
Liberbank SA, VRN, 6.875%, 3/14/27	EUR	1,600,000	1,949,304
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	970,000	1,620,999
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20		$700,000	715,150
Regions Financial Corp., 2.75%, 8/14/22		610,000	607,061
Regions Financial Corp., 3.80%, 8/14/23		500,000	515,639
Santander UK plc, MTN, 5.125%, 4/14/21	GBP	2,300,000	3,221,777
U.S. Bancorp, MTN, 3.60%, 9/11/24		$1,360,000	1,405,326
UniCredit SpA, MTN, VRN, 5.75%, 10/28/25	EUR	2,300,000	2,714,648
UniCredit SpA, VRN, 5.86%, 6/19/32(1)		$2,200,000	2,058,569
Wells Fargo & Co., 3.07%, 1/24/23		430,000	430,786
Wells Fargo & Co., MTN, 3.75%, 1/24/24		450,000	463,824
Wells Fargo & Co., MTN, 4.10%, 6/3/26		3,020,000	3,094,710
Wells Fargo & Co., MTN, 4.65%, 11/4/44		250,000	259,744
Wells Fargo & Co., MTN, 4.75%, 12/7/46		200,000	210,816
Wells Fargo & Co., MTN, VRN, 3.58%, 5/22/28		440,000	441,833
			106,555,235
Beverages — 0.2%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46(1)		860,000	873,427
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29		750,000	803,055
Constellation Brands, Inc., 2.00%, 11/7/19		200,000	199,173
Constellation Brands, Inc., 4.75%, 12/1/25		500,000	534,933
			2,410,588
Biotechnology — 0.6%
AbbVie, Inc., 2.90%, 11/6/22		1,370,000	1,366,255
AbbVie, Inc., 3.60%, 5/14/25		1,690,000	1,701,858
AbbVie, Inc., 4.70%, 5/14/45		250,000	240,078
Amgen, Inc., 2.65%, 5/11/22		1,030,000	1,025,054
Amgen, Inc., 4.66%, 6/15/51		474,000	480,955
Celgene Corp., 3.875%, 8/15/25		1,950,000	2,012,715
Gilead Sciences, Inc., 3.65%, 3/1/26		1,550,000	1,585,042
Gilead Sciences, Inc., 4.15%, 3/1/47		200,000	192,836
			8,604,793

		Principal Amount	Value
Building Products†
Masco Corp., 4.45%, 4/1/25		$500,000	$518,789
Capital Markets — 1.7%
Credit Suisse Group AG, VRN, 2.125%, 9/12/25	GBP	5,000,000	6,369,507
Criteria Caixa SAU, MTN, 1.50%, 5/10/23	EUR	3,000,000	3,443,282
Goldman Sachs Group, Inc. (The), 5.50%, 10/12/21	GBP	850,000	1,207,137
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25		$1,400,000	1,407,652
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26		2,300,000	2,269,812
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45		250,000	268,276
Goldman Sachs Group, Inc. (The), MTN, 4.25%, 1/29/26	GBP	1,000,000	1,432,974
Goldman Sachs Group, Inc. (The), VRN, 2.88%, 10/31/22		$330,000	328,082
Goldman Sachs Group, Inc. (The), VRN, 3.27%, 9/29/25		430,000	425,263
Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30		650,000	605,907
Morgan Stanley, 2.75%, 5/19/22		3,010,000	2,996,327
Morgan Stanley, 5.00%, 11/24/25		400,000	431,756
Morgan Stanley, 4.375%, 1/22/47		350,000	364,245
Morgan Stanley, MTN, 5.625%, 9/23/19		110,000	111,204
Morgan Stanley, MTN, 4.00%, 7/23/25		1,300,000	1,352,795
			23,014,219
Chemicals†
NOVA Chemicals Corp., 4.875%, 6/1/24(1)		270,000	264,938
Commercial Services and Supplies — 0.2%
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)		820,000	820,049
Republic Services, Inc., 3.55%, 6/1/22		680,000	694,271
Waste Connections, Inc., 3.50%, 5/1/29		600,000	598,863
			2,113,183
Communications Equipment — 0.1%
IHS Netherlands Holdco BV, 9.50%, 10/27/21(1)		1,300,000	1,352,055
Consumer Finance — 0.5%
Ally Financial, Inc., 4.625%, 3/30/25		2,240,000	2,315,600
American Express Co., 3.00%, 10/30/24		300,000	300,064
Capital One Financial Corp., 3.80%, 1/31/28		1,840,000	1,816,813
Discover Financial Services, 3.75%, 3/4/25		200,000	200,108
PNC Bank N.A., MTN, 2.30%, 6/1/20		950,000	947,015
Synchrony Financial, 3.00%, 8/15/19		250,000	250,067
Synchrony Financial, 3.95%, 12/1/27		650,000	623,009
			6,452,676
Containers and Packaging — 0.5%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.00%, 2/15/25(1)		1,600,000	1,616,000
Ball Corp., 4.00%, 11/15/23		720,000	728,100
Berry Global, Inc., 5.125%, 7/15/23		1,600,000	1,630,000
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		240,000	245,702
International Paper Co., 4.40%, 8/15/47		300,000	278,150

		Principal Amount	Value
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)		$2,700,000	$2,742,552
			7,240,504
Diversified Consumer Services†
Board of Trustees of The Leland Stanford Junior University (The), 3.46%, 5/1/47		200,000	196,077
CommonSpirit Health, 2.95%, 11/1/22		10,000	9,949
			206,026
Diversified Financial Services — 0.3%
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 4/16/21		1,925,000	1,945,010
Nationwide Building Society, MTN, VRN, 2.00%, 7/25/29	EUR	500,000	564,161
UBS Group Funding Switzerland AG, 3.49%, 5/23/23(1)		$1,000,000	1,006,109
UBS Group Funding Switzerland AG, 4.125%, 9/24/25(1)		200,000	207,486
Voya Financial, Inc., 5.70%, 7/15/43		435,000	503,168
			4,225,934
Diversified Telecommunication Services — 1.0%
AT&T, Inc., 3.40%, 5/15/25		2,350,000	2,362,797
AT&T, Inc., 5.25%, 3/1/37		500,000	536,019
AT&T, Inc., 5.15%, 11/15/46		272,000	285,100
Deutsche Telekom International Finance BV, 3.60%, 1/19/27(1)		450,000	447,283
Deutsche Telekom International Finance BV, MTN, 1.25%, 10/6/23	GBP	1,500,000	1,926,909
Orange SA, 4.125%, 9/14/21		$680,000	703,086
Orange SA, MTN, VRN, 4.00%, 10/1/21	EUR	800,000	969,917
Telefonica Emisiones SA, 5.46%, 2/16/21		$690,000	720,976
Telefonica Europe BV, VRN, 3.00%, 9/4/23	EUR	2,900,000	3,195,372
Verizon Communications, Inc., 3.38%, 2/15/25		$600,000	609,358
Verizon Communications, Inc., 5.01%, 8/21/54		1,200,000	1,344,451
			13,101,268
Electric Utilities — 0.4%
Duke Energy Corp., 3.55%, 9/15/21		680,000	690,381
Duke Energy Corp., 2.65%, 9/1/26		300,000	287,337
Duke Energy Progress LLC, 3.25%, 8/15/25		400,000	407,794
Duke Energy Progress LLC, 4.15%, 12/1/44		170,000	176,592
Duke Energy Progress LLC, 3.70%, 10/15/46		450,000	434,217
Exelon Corp., 4.45%, 4/15/46		600,000	623,334
FirstEnergy Corp., 4.25%, 3/15/23		900,000	937,459
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(1)		2,000,000	1,972,500
Southern Co. Gas Capital Corp., 3.95%, 10/1/46		400,000	374,007
Xcel Energy, Inc., 3.35%, 12/1/26		150,000	150,359
			6,053,980
Energy Equipment and Services — 0.1%
Halliburton Co., 3.80%, 11/15/25		380,000	389,079
Halliburton Co., 4.85%, 11/15/35		570,000	600,537
			989,616
Entertainment — 0.2%
Activision Blizzard, Inc., 2.30%, 9/15/21		760,000	751,056
Viacom, Inc., 4.25%, 9/1/23		500,000	520,623

		Principal Amount	Value
Viacom, Inc., 4.375%, 3/15/43		$580,000	$527,353
Walt Disney Co. (The), 4.75%, 9/15/44(1)		640,000	734,942
			2,533,974
Equity Real Estate Investment Trusts (REITs) — 0.4%
American Tower Corp., 3.375%, 10/15/26		870,000	857,213
AvalonBay Communities, Inc., MTN, 3.20%, 1/15/28		240,000	240,793
Boston Properties LP, 3.65%, 2/1/26		860,000	869,012
Crown Castle International Corp., 5.25%, 1/15/23		840,000	902,418
Essex Portfolio LP, 3.25%, 5/1/23		550,000	550,549
Hospitality Properties Trust, 4.65%, 3/15/24		220,000	225,187
Kimco Realty Corp., 2.80%, 10/1/26		800,000	756,267
Ventas Realty LP, 4.125%, 1/15/26		250,000	258,138
VEREIT Operating Partnership LP, 4.125%, 6/1/21		1,030,000	1,048,991
			5,708,568
Food and Staples Retailing — 0.6%
Kroger Co. (The), 3.30%, 1/15/21		480,000	483,520
Tesco Corporate Treasury Services plc, MTN, 2.50%, 7/1/24	EUR	1,400,000	1,698,872
Walmart, Inc., 0.18%, 7/15/22	JPY	650,000,000	5,860,981
Walmart, Inc., 4.05%, 6/29/48		$500,000	526,425
			8,569,798
Food Products — 0.3%
Conagra Brands, Inc., 4.60%, 11/1/25		1,290,000	1,363,585
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(1)		1,930,000	1,963,544
Post Holdings, Inc., 5.00%, 8/15/26(1)		910,000	910,000
			4,237,129
Gas Utilities — 0.6%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19		520,000	524,552
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 4.25%, 12/1/27		500,000	509,787
Enterprise Products Operating LLC, 5.20%, 9/1/20		530,000	546,684
Enterprise Products Operating LLC, 4.85%, 3/15/44		900,000	951,221
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22		690,000	696,946
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25		1,620,000	1,777,371
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23		1,020,000	1,022,328
Sunoco Logistics Partners Operations LP, 4.00%, 10/1/27		510,000	507,193
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28		1,020,000	1,004,659
			7,540,741
Health Care Equipment and Supplies — 0.2%
Becton Dickinson and Co., 3.73%, 12/15/24		600,000	610,118
Becton Dickinson and Co., 3.70%, 6/6/27		470,000	468,941
Medtronic, Inc., 3.50%, 3/15/25		720,000	742,598
Medtronic, Inc., 4.375%, 3/15/35		610,000	656,210
			2,477,867
Health Care Providers and Services — 1.1%
Anthem, Inc., 3.65%, 12/1/27		370,000	367,132
Anthem, Inc., 4.65%, 1/15/43		460,000	464,784

		Principal Amount	Value
CVS Health Corp., 3.50%, 7/20/22		$250,000	$253,166
CVS Health Corp., 2.75%, 12/1/22		690,000	680,861
CVS Health Corp., 4.30%, 3/25/28		900,000	907,411
CVS Health Corp., 4.78%, 3/25/38		270,000	263,377
CVS Health Corp., 5.05%, 3/25/48		410,000	405,977
DaVita, Inc., 5.125%, 7/15/24		2,000,000	2,005,000
Fresenius Medical Care US Finance II, Inc., 4.125%, 10/15/20(1)		980,000	989,709
HCA, Inc., 5.00%, 3/15/24		710,000	752,515
HCA, Inc., 5.375%, 2/1/25		1,340,000	1,413,700
Northwell Healthcare, Inc., 4.26%, 11/1/47		220,000	220,781
Tenet Healthcare Corp., 4.375%, 10/1/21		750,000	762,187
Tenet Healthcare Corp., 5.125%, 5/1/25		2,200,000	2,224,750
UnitedHealth Group, Inc., 2.875%, 12/15/21		610,000	613,599
UnitedHealth Group, Inc., 3.75%, 7/15/25		710,000	738,751
UnitedHealth Group, Inc., 4.75%, 7/15/45		310,000	342,782
Universal Health Services, Inc., 4.75%, 8/1/22(1)		980,000	991,152
			14,397,634
Hotels, Restaurants and Leisure — 0.1%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(1)		420,000	422,363
McDonald's Corp., MTN, 3.375%, 5/26/25		280,000	285,264
McDonald's Corp., MTN, 4.70%, 12/9/35		460,000	493,229
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22		550,000	590,626
			1,791,482
Household Durables — 0.3%
Lennar Corp., 4.75%, 4/1/21		1,200,000	1,224,672
Lennar Corp., 4.75%, 11/29/27		850,000	870,783
Newell Brands, Inc., 5.00%, 11/15/23		480,000	489,460
Toll Brothers Finance Corp., 4.35%, 2/15/28		940,000	902,400
			3,487,315
Household Products — 0.1%
Spectrum Brands, Inc., 5.75%, 7/15/25		970,000	995,463
Insurance — 2.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.75%, 5/15/19		1,450,000	1,450,396
Allianz SE, VRN, 3.375%, 9/18/24	EUR	2,200,000	2,668,007
American International Group, Inc., 4.125%, 2/15/24		$1,360,000	1,420,754
American International Group, Inc., 4.50%, 7/16/44		200,000	196,087
Assicurazioni Generali SpA, MTN, VRN, 4.60%, 11/21/25	EUR	3,600,000	4,211,422
AXA SA, MTN, VRN, 6.69%, 7/6/26	GBP	1,100,000	1,685,291
AXA SA, MTN, VRN, 3.375%, 7/6/47	EUR	2,800,000	3,418,229
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		$680,000	690,163
BNP Paribas Cardif SA, VRN, 4.03%, 11/25/25	EUR	2,200,000	2,682,672
Chubb INA Holdings, Inc., 3.15%, 3/15/25		$600,000	607,429
Chubb INA Holdings, Inc., 3.35%, 5/3/26		330,000	336,175
CNP Assurances, VRN, 4.00%, 11/18/24	EUR	2,200,000	2,689,228
Credit Agricole Assurances SA, VRN, 4.25%, 1/13/25	EUR	3,000,000	3,638,582

		Principal Amount	Value
Intesa Sanpaolo Vita SpA, VRN, 4.75%, 12/17/24	EUR	1,600,000	$1,864,380
Markel Corp., 4.90%, 7/1/22		$290,000	305,643
Markel Corp., 3.50%, 11/1/27		250,000	239,106
MetLife, Inc., 4.875%, 11/13/43		680,000	765,125
Prudential Financial, Inc., 3.94%, 12/7/49		270,000	264,786
Prudential Financial, Inc., VRN, 5.875%, 9/15/42		1,050,000	1,117,216
WR Berkley Corp., 4.625%, 3/15/22		660,000	691,098
			30,941,789
Interactive Media and Services — 0.1%
Tencent Holdings Ltd., 3.98%, 4/11/29(1)		1,620,000	1,635,117
IT Services — 0.1%
Fidelity National Information Services, Inc., 3.00%, 8/15/26		990,000	958,535
Life Sciences Tools and Services — 0.1%
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22		213,000	215,981
Thermo Fisher Scientific, Inc., 2.95%, 9/19/26		250,000	242,916
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44		240,000	276,843
			735,740
Media — 1.0%
AMC Networks, Inc., 4.75%, 8/1/25		1,940,000	1,934,355
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22		270,000	274,894
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(1)		885,000	900,487
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25		2,040,000	2,165,658
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45		670,000	762,103
Comcast Corp., 4.40%, 8/15/35		550,000	578,371
Comcast Corp., 4.60%, 10/15/38		1,870,000	2,012,726
CSC Holdings LLC, 5.50%, 4/15/27(1)		2,360,000	2,437,007
Sirius XM Radio, Inc., 5.375%, 4/15/25(1)		1,720,000	1,769,450
Warner Media LLC, 2.95%, 7/15/26		700,000	671,966
Warner Media LLC, 3.80%, 2/15/27		200,000	201,353
			13,708,370
Metals and Mining — 0.2%
Alcoa Nederland Holding BV, 6.125%, 5/15/28(1)		950,000	990,375
Steel Dynamics, Inc., 4.125%, 9/15/25		1,000,000	997,500
Steel Dynamics, Inc., 5.00%, 12/15/26		650,000	671,125
			2,659,000
Multi-Utilities — 0.9%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.875%, 8/20/26		520,000	545,953
Berkshire Hathaway Energy Co., 3.50%, 2/1/25		680,000	698,566
Berkshire Hathaway Energy Co., 3.80%, 7/15/48		700,000	671,783
CenterPoint Energy, Inc., 4.25%, 11/1/28		690,000	718,805
Centrica plc, VRN, 5.25%, 4/10/75	GBP	1,800,000	2,396,562
Dominion Energy, Inc., 3.90%, 10/1/25		$480,000	499,600
Dominion Energy, Inc., 4.90%, 8/1/41		340,000	364,069
Exelon Generation Co. LLC, 4.25%, 6/15/22		680,000	705,349

		Principal Amount	Value
FirstEnergy Transmission LLC, 4.55%, 4/1/49(1)		$300,000	$307,440
Florida Power & Light Co., 4.125%, 2/1/42		525,000	549,392
IPALCO Enterprises, Inc., 3.45%, 7/15/20		850,000	853,135
MidAmerican Energy Co., 4.40%, 10/15/44		200,000	216,030
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27		650,000	657,988
NiSource, Inc., 5.65%, 2/1/45		410,000	480,935
RWE AG, VRN, 3.50%, 4/21/75	EUR	900,000	1,056,299
Sempra Energy, 2.875%, 10/1/22		$680,000	675,707
Sempra Energy, 3.25%, 6/15/27		500,000	483,094
Sempra Energy, 4.00%, 2/1/48		250,000	231,010
Southwestern Public Service Co., 3.70%, 8/15/47		350,000	334,673
			12,446,390
Oil, Gas and Consumable Fuels — 2.9%
Antero Resources Corp., 5.125%, 12/1/22		2,690,000	2,710,175
Apache Corp., 4.75%, 4/15/43		300,000	288,298
BP Capital Markets America, Inc., 4.50%, 10/1/20		690,000	707,352
Cimarex Energy Co., 4.375%, 6/1/24		1,000,000	1,040,145
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24		1,020,000	1,063,754
Concho Resources, Inc., 4.375%, 1/15/25		710,000	732,874
Continental Resources, Inc., 5.00%, 9/15/22		456,000	460,279
Continental Resources, Inc., 3.80%, 6/1/24		2,380,000	2,407,339
Continental Resources, Inc., 4.375%, 1/15/28		300,000	308,164
Diamondback Energy, Inc., 5.375%, 5/31/25		1,590,000	1,663,538
Ecopetrol SA, 5.875%, 5/28/45		1,580,000	1,641,857
Enbridge, Inc., 4.00%, 10/1/23		530,000	549,245
Encana Corp., 6.50%, 2/1/38		480,000	570,318
Energy Transfer Operating LP, 3.60%, 2/1/23		630,000	633,263
Energy Transfer Operating LP, 5.25%, 4/15/29		500,000	538,891
Energy Transfer Operating LP, 4.90%, 3/15/35		320,000	307,748
Energy Transfer Operating LP, 6.00%, 6/15/48		330,000	359,104
EnLink Midstream LLC, 5.375%, 6/1/29		1,600,000	1,608,064
EnLink Midstream Partners LP, 4.85%, 7/15/26		1,600,000	1,592,000
Hess Corp., 6.00%, 1/15/40		410,000	438,788
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39		970,000	1,152,762
Kinder Morgan, Inc., 5.55%, 6/1/45		450,000	491,569
Marathon Oil Corp., 3.85%, 6/1/25		400,000	405,086
MPLX LP, 4.875%, 6/1/25		450,000	479,568
MPLX LP, 4.50%, 4/15/38		280,000	269,471
MPLX LP, 5.20%, 3/1/47		368,000	379,938
Newfield Exploration Co., 5.75%, 1/30/22		2,080,000	2,219,429
Newfield Exploration Co., 5.375%, 1/1/26		500,000	540,303
Noble Energy, Inc., 4.15%, 12/15/21		217,000	222,405
Petroleos Mexicanos, 6.625%, 6/15/35		1,720,000	1,672,132
Saudi Arabian Oil Co., 4.375%, 4/16/49(1)		2,000,000	1,954,516
Shell International Finance BV, 2.375%, 8/21/22		690,000	684,844
Shell International Finance BV, 3.25%, 5/11/25		230,000	234,560
Sinopec Group Overseas Development 2015 Ltd., 2.50%, 4/28/20(1)		600,000	597,713

		Principal Amount	Value
Sunoco LP / Sunoco Finance Corp., 5.50%, 2/15/26		$1,960,000	$1,999,200
Total Capital Canada Ltd., 2.75%, 7/15/23		680,000	680,753
TOTAL SA, MTN, VRN, 2.625%, 2/26/25	EUR	2,992,000	3,522,751
Tullow Oil plc, 7.00%, 3/1/25(1)		$700,000	715,750
Williams Cos., Inc. (The), 4.125%, 11/15/20		680,000	690,890
Williams Cos., Inc. (The), 4.55%, 6/24/24		850,000	896,283
Williams Cos., Inc. (The), 5.10%, 9/15/45		300,000	308,185
			39,739,304
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 5.40%, 11/1/20(1)		710,000	737,054
Pharmaceuticals — 0.7%
Allergan Funding SCS, 3.85%, 6/15/24		1,510,000	1,536,048
Bausch Health Cos., Inc., 7.00%, 3/15/24(1)		1,220,000	1,288,625
Bayer AG, VRN, 3.75%, 7/1/74	EUR	2,400,000	2,750,550
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21		$1,300,000	1,285,284
Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21		890,000	855,506
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26		1,970,000	1,654,136
			9,370,149
Real Estate Management and Development — 0.1%
Tesco Property Finance 3 plc, 5.74%, 4/13/40	GBP	1,065,438	1,712,485
Road and Rail — 0.2%
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45		$1,235,000	1,286,016
CSX Corp., 3.40%, 8/1/24		690,000	708,886
CSX Corp., 3.25%, 6/1/27		320,000	318,770
Norfolk Southern Corp., 3.15%, 6/1/27		530,000	523,207
Union Pacific Corp., 4.75%, 9/15/41		300,000	320,961
Union Pacific Corp., 4.05%, 11/15/45		200,000	195,722
			3,353,562
Semiconductors and Semiconductor Equipment — 0.3%
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(1)		1,000,000	1,013,970
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(1)		500,000	510,120
Sensata Technologies BV, 5.00%, 10/1/25(1)		910,000	937,300
Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/26(1)		1,100,000	1,167,375
			3,628,765
Software — 0.3%
Microsoft Corp., 2.70%, 2/12/25		1,280,000	1,277,890
Microsoft Corp., 3.45%, 8/8/36		1,200,000	1,194,441
Microsoft Corp., 4.25%, 2/6/47		330,000	361,669
Oracle Corp., 3.625%, 7/15/23		1,010,000	1,044,550
Oracle Corp., 2.65%, 7/15/26		600,000	582,103
			4,460,653
Specialty Retail — 0.5%
Ashtead Capital, Inc., 4.125%, 8/15/25(1)		1,650,000	1,645,875
Home Depot, Inc. (The), 3.75%, 2/15/24		750,000	784,470
Home Depot, Inc. (The), 5.95%, 4/1/41		480,000	613,659

	Principal Amount	Value
Home Depot, Inc. (The), 3.90%, 6/15/47	$350,000	$353,879
United Rentals North America, Inc., 5.75%, 11/15/24	3,080,000	3,173,940
United Rentals North America, Inc., 4.625%, 10/15/25	900,000	895,500
		7,467,323
Technology Hardware, Storage and Peripherals — 0.4%
Apple, Inc., 2.75%, 1/13/25	270,000	268,605
Apple, Inc., 2.50%, 2/9/25	520,000	510,040
Apple, Inc., 2.45%, 8/4/26	600,000	578,579
Apple, Inc., 3.20%, 5/11/27	600,000	604,697
Apple, Inc., 2.90%, 9/12/27	770,000	758,059
Dell International LLC / EMC Corp., 6.02%, 6/15/26(1)	1,580,000	1,712,795
Dell International LLC / EMC Corp., 4.90%, 10/1/26(1)	500,000	512,668
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	780,000	787,566
		5,733,009
Trading Companies and Distributors†
International Lease Finance Corp., 5.875%, 8/15/22	400,000	431,156
Wireless Telecommunication Services — 0.4%
America Movil SAB de CV, 3.125%, 7/16/22	120,000	120,813
GTH Finance BV, 7.25%, 4/26/23(1)	2,000,000	2,171,184
MTN Mauritius Investments Ltd., 4.76%, 11/11/24	1,400,000	1,355,834
T-Mobile USA, Inc., 4.75%, 2/1/28	1,820,000	1,842,750
		5,490,581
TOTAL CORPORATE BONDS (Cost $385,865,037)		387,981,120
U.S. TREASURY SECURITIES — 8.2%
U.S. Treasury Bonds, 4.50%, 2/15/36	3,800,000	4,742,652
U.S. Treasury Bonds, 3.125%, 8/15/44	2,250,000	2,335,518
U.S. Treasury Bonds, 2.50%, 2/15/45	2,280,000	2,106,684
U.S. Treasury Bonds, 2.50%, 5/15/46	18,700,000	17,201,078
U.S. Treasury Bonds, 3.00%, 2/15/49	5,890,000	5,967,996
U.S. Treasury Notes, 2.25%, 3/31/20	54,000,000	53,937,774
U.S. Treasury Notes, 2.375%, 3/15/21	26,000,000	26,044,180
TOTAL U.S. TREASURY SECURITIES (Cost $111,944,167)		112,335,882
COLLATERALIZED LOAN OBLIGATIONS — 6.5%
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A2A, VRN, 4.23%, (3-month LIBOR plus 1.55%), 5/15/30(1)	5,190,000	5,117,627
Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 4.04%, (3-month LIBOR plus 1.45%), 4/20/31(1)	3,200,000	3,138,164
Carlyle Global Market Strategies CLO Ltd., Series 2014-2RA, Class A3, VRN, 4.18%, (3-month LIBOR plus 1.50%), 5/15/31(1)	4,500,000	4,417,027
CBAM Ltd., Series 2018-5A, Class A, VRN, 3.61%, (3-month LIBOR plus 1.02%), 4/17/31(1)	2,150,000	2,114,773
CBAM Ltd., Series 2018-5A, Class B1, VRN, 3.99%, (3-month LIBOR plus 1.40%), 4/17/31(1)	6,384,800	6,169,946
CIFC Funding Ltd., Series 2013-3RA, Class A2, VRN, 3.98%, (3-month LIBOR plus 1.40%), 4/24/31(1)	6,000,000	5,869,994
CIFC Funding Ltd., Series 2015-1A, Class ARR, VRN, 3.70%, (3-month LIBOR plus 1.11%), 1/22/31(1)	5,000,000	4,957,468

	Principal Amount	Value
CIFC Funding Ltd., Series 2019-1A, Class A, VRN, 3.98%, (3-month LIBOR plus 1.35%), 4/20/32(1)	$4,575,000	$4,578,762
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, VRN, 3.57%, (3-month LIBOR plus 0.97%), 4/15/31(1)	5,000,000	4,915,949
Dryden 64 CLO Ltd., Series 2018-64A, Class A, VRN, 3.57%, (3-month LIBOR plus 0.97%), 4/18/31(1)	6,825,000	6,724,513
Goldentree Loan Management US CLO 3 Ltd., Series 2018-3A, Class B1, VRN, 4.14%, (3-month LIBOR plus 1.55%), 4/20/30(1)	2,600,000	2,563,857
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 3.71%, (3-month LIBOR plus 1.12%), 7/20/31(1)	1,000,000	992,127
KKR CLO Ltd., Series 2022A, Class A, VRN, 3.74%, (3-month LIBOR plus 1.15%), 7/20/31(1)	1,600,000	1,588,495
KKR CLO Ltd., Series 2022A, Class B, VRN, 4.19%, (3-month LIBOR plus 1.60%), 7/20/31(1)	4,000,000	3,930,625
LCM XIV LP, Series 2014A, Class AR, VRN, 3.62%, (3-month LIBOR plus 1.04%), 7/20/31(1)	3,200,000	3,163,404
LCM XIV LP, Series 2014A, Class BR, VRN, 4.17%, (3-month LIBOR plus 1.58%), 7/20/31(1)	3,500,000	3,459,200
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, VRN, 3.54%, (3-month LIBOR plus 0.95%), 4/19/30(1)	1,600,000	1,593,241
Madison Park Funding XIII Ltd., Series 2014-13A, Class BR2, VRN, 4.09%, (3-month LIBOR plus 1.50%), 4/19/30(1)	4,000,000	3,973,820
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 3.58%, (3-month LIBOR plus 0.98%), 4/15/31(1)	2,700,000	2,681,915
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 4.10%, (3-month LIBOR plus 1.50%), 4/15/31(1)	2,500,000	2,467,313
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 4.35%, (3-month LIBOR plus 1.75%), 4/18/31(1)	2,500,000	2,495,015
Symphony CLO XIX Ltd., Series 2018-19A, Class A, VRN, 3.56%, (3-month LIBOR plus 0.96%), 4/16/31(1)	5,775,000	5,689,019
Voya CLO Ltd., Series 2013-2A, Class A1R, VRN, 3.55%, (3-month LIBOR plus 0.97%), 4/25/31(1)	2,600,000	2,557,574
Voya CLO Ltd., Series 2013-3A, Class A1RR, VRN, 3.75%, (3-month LIBOR plus 1.15%), 10/18/31(1)	2,350,000	2,329,695
Voya CLO Ltd., Series 2013-3A, Class A2RR, VRN, 4.30%, (3-month LIBOR plus 1.70%), 10/18/31(1)	2,000,000	1,990,259
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $90,298,787)		89,479,782
ASSET-BACKED SECURITIES — 6.5%
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A SEQ, 2.50%, 7/20/21(1)	5,900,000	5,881,554
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(1)	1,378,527	1,369,228
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 3.72%, 12/17/33(1)	1,168,611	1,169,651
Goodgreen, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)	3,186,503	3,247,892
Hertz Fleet Lease Funding LP, Series 2017-1, Class A1, VRN, 3.13%, 4/10/31(1)	3,422,743	3,427,676
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(1)	6,455,159	6,413,479
Invitation Homes Trust, Series 2017-SFR2, Class B, VRN, 3.62%, 12/17/36(1)	4,175,000	4,181,307
Invitation Homes Trust, Series 2018-SFR1, Class B, VRN, 3.42%, 3/17/37(1)	3,900,000	3,876,841

	Principal Amount	Value
Invitation Homes Trust, Series 2018-SFR2, Class C, VRN, 3.75%, 6/17/37(1)	$3,875,000	$3,881,667
Invitation Homes Trust, Series 2018-SFR3, Class B, VRN, 3.62%, 7/17/37(1)	5,925,000	5,905,313
Marriott Vacation Club Owner Trust, Series 2012-1A, Class A SEQ, 2.51%, 5/20/30(1)	597,855	595,752
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(1)	48,547	47,697
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(1)	496,413	492,637
Progress Residential Trust, Series 2016-SFR2, Class A SEQ, VRN, 3.87%, 1/17/34(1)	1,973,054	1,974,892
Progress Residential Trust, Series 2017-SFR2, Class A SEQ, 2.90%, 12/17/34(1)	8,350,000	8,309,447
Progress Residential Trust, Series 2018-SFR1, Class B, 3.48%, 3/17/35(1)	3,550,000	3,565,186
Progress Residential Trust, Series 2018-SFR1, Class D, 3.88%, 3/17/35(1)	2,450,000	2,459,669
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(1)	1,035,405	1,034,036
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(1)	318,240	317,168
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A SEQ, 2.43%, 6/20/32(1)	647,550	643,136
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A SEQ, 2.58%, 9/20/32(1)	1,132,184	1,128,605
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(1)	779,340	779,203
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(1)	816,486	805,770
Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class A SEQ, 3.20%, 1/20/36(1)	4,558,657	4,593,532
Towd Point Mortgage Trust, Series 2017-3, Class M1, VRN, 3.50%, 7/25/57(1)	4,000,000	3,951,592
Towd Point Mortgage Trust, Series 2017-4, Class A1, VRN, 2.75%, 6/25/57(1)	1,838,904	1,818,421
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(1)	2,811,922	2,781,026
Verizon Owner Trust, Series 2019-A, Class A1A SEQ, 2.93%, 9/20/23	10,600,000	10,700,352
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	3,277,475	3,245,181
TOTAL ASSET-BACKED SECURITIES (Cost $88,439,644)		88,597,910
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.7%
Private Sponsor Collateralized Mortgage Obligations — 3.0%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 4.33%, 2/25/35	542,158	551,672
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 4.07%, 11/25/34	438,507	430,555
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 1A1, VRN, 4.44%, 8/25/35	1,394,998	1,282,416
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 4.91%, (1-year H15T1Y plus 2.25%), 2/25/36	524,261	532,507
Chase Mortgage Finance Trust, Series 2007-A2, Class 6A2 SEQ, VRN, 4.38%, 7/25/37	1,703,134	1,649,022

	Principal Amount	Value
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 4.43%, 8/25/34	$1,020,228	$1,021,501
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.48%, 8/25/35	28,071	28,729
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	3,040	3,109
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Series 2005-3, Class 1A1, VRN, 5.36%, 7/25/35	649,716	676,761
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 4.39%, 8/25/35	2,505	2,548
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 4.67%, 1/25/37	344,865	309,531
GSR Mortgage Loan Trust, Series 2005-6F, Class 1A5 SEQ, 5.25%, 7/25/35	9,140	9,572
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.50%, 9/25/35	557,385	572,654
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 4.41%, 9/25/35	437,426	446,265
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 4.19%, 7/25/35	401,256	402,695
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 4.32%, 8/25/35	540,789	527,456
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 4.68%, 4/25/35	5,132	5,244
JPMorgan Mortgage Trust, Series 2006-S1, Class 1A2 SEQ, 6.50%, 4/25/36	305,190	330,756
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 4.45%, 11/21/34	732,844	760,800
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 4.44%, 2/25/35	618,343	629,115
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 4.44%, 2/25/35	313,513	326,331
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 3/25/57(1)	3,055,063	3,149,974
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 3.98%, (1-month LIBOR plus 1.50%), 6/25/57(1)	897,201	919,219
Sequoia Mortgage Trust, Series 2018-2, Class A4 SEQ, VRN, 3.50%, 2/25/48(1)	1,781,684	1,787,230
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/25/48(1)	3,886,188	3,952,556
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 4.46%, 7/25/34	1,107,134	1,120,606
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2B, VRN, 4.25%, 7/25/36	1,743,272	1,691,146
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 4.11%, 8/25/35	586,426	596,860
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 5.02%, 2/25/34	7,582	7,940
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 4.97%, 12/25/34	10,620	10,911
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	414,208	409,091
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	760,581	759,572
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 4.78%, 6/25/35	16,408	17,467

	Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR12, Class 2A6, VRN, 4.93%, 6/25/35	$324,368	$336,078
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 4.98%, 3/25/35	4,148	4,261
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 4A8, VRN, 4.69%, 10/25/35	5,000,000	5,123,776
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	18,240	18,193
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	390,773	387,272
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-4, Class 2A1, 6.00%, 4/25/36	2,025,379	2,014,799
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36	16,608	16,706
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A15, 6.00%, 7/25/36	303,636	305,422
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A9 SEQ, 6.00%, 7/25/36	13,287	13,365
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 2A5 SEQ, VRN, 5.16%, 3/25/36	833,852	827,368
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 4.82%, 7/25/36	1,109,889	1,125,292
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 4.67%, 7/25/36	6,958	7,037
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 4.72%, 9/25/36	16,307	16,551
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1, VRN, 4.75%, 10/25/36	4,741	4,720
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 4.73%, 10/25/36	3,937	3,912
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 4.70%, 10/25/36	416,115	413,924
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 4.86%, 12/25/36	355,324	351,201
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 4.96%, 3/25/36	288,556	295,181
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 5.19%, 4/25/36	484,331	485,161
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR7, Class 2A1, VRN, 4.97%, 5/25/36	320,595	332,128
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	25,701	25,764
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-12, Class A7, 5.50%, 9/25/37	11,423	11,567
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	17,901	17,913
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	3,582	3,645
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	366,727	368,511
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	7,754	7,732
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 2A2, 6.00%, 7/25/37	1,659,923	1,645,913
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR7, Class A1, VRN, 4.78%, 12/28/37	1,041,432	1,030,298

	Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	$7,861	$8,304
		40,123,805
U.S. Government Agency Collateralized Mortgage Obligations — 1.7%
FHLMC, Series 2015-HQ2, Class M3, VRN, 5.73%, (1-month LIBOR plus 3.25%), 5/25/25	1,500,000	1,621,215
FHLMC, Series 2016-HQA3, Class M2, VRN, 3.83%, (1-month LIBOR plus 1.35%), 3/25/29	999,767	1,005,883
FHLMC, Series 2017-DNA2, Class M1, VRN, 3.68%, (1-month LIBOR plus 1.20%), 10/25/29	562,608	565,766
FNMA, Series 2014-C02, Class 1M2, VRN, 5.08%, (1-month LIBOR plus 2.60%), 5/25/24	1,525,000	1,600,278
FNMA, Series 2014-C02, Class 2M2, VRN, 5.08%, (1-month LIBOR plus 2.60%), 5/25/24	2,361,166	2,465,821
FNMA, Series 2016-C03, Class 2M2, VRN, 8.38%, (1-month LIBOR plus 5.90%), 10/25/28	1,467,012	1,657,729
FNMA, Series 2017-C03, Class 1M2, VRN, 5.48%, (1-month LIBOR plus 3.00%), 10/25/29	4,000,000	4,252,837
FNMA, Series 2017-C06, Class 2M2, VRN, 5.28%, (1-month LIBOR plus 2.80%), 2/25/30	3,125,000	3,237,703
FNMA, Series 2017-C07, Class 1M1, VRN, 3.13%, (1-month LIBOR plus 0.65%), 5/25/30	3,484,646	3,481,046
FNMA, Series 2017-C07, Class 1M2, VRN, 4.88%, (1-month LIBOR plus 2.40%), 5/25/30	3,725,000	3,814,120
		23,702,398
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $62,577,280)		63,826,203
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 4.5%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 1.0%
FHLMC, VRN, 4.68%, (1-year H15T1Y plus 2.25%), 9/1/35	1,223,257	1,289,120
FHLMC, VRN, 4.62%, (12-month LIBOR plus 1.79%), 2/1/38	2,684	2,815
FHLMC, VRN, 4.83%, (12-month LIBOR plus 1.84%), 6/1/38	1,538	1,620
FHLMC, VRN, 2.36%, (12-month LIBOR plus 1.63%), 8/1/46	1,138,479	1,139,062
FNMA, VRN, 4.25%, (6-month LIBOR plus 1.57%), 6/1/35	727,444	753,231
FNMA, VRN, 4.27%, (6-month LIBOR plus 1.57%), 6/1/35	565,983	585,455
FNMA, VRN, 4.35%, (6-month LIBOR plus 1.54%), 9/1/35	1,157,863	1,198,695
FNMA, VRN, 3.62%, (12-month LIBOR plus 1.79%), 8/1/40	3,752	3,878
FNMA, VRN, 3.92%, (12-month LIBOR plus 1.77%), 10/1/40	4,925	5,089
FNMA, VRN, 3.19%, (12-month LIBOR plus 1.61%), 3/1/47	3,759,790	3,796,841
FNMA, VRN, 3.17%, (12-month LIBOR plus 1.61%), 4/1/47	1,999,198	2,021,089
FNMA, VRN, 3.26%, (12-month LIBOR plus 1.62%), 5/1/47	2,336,928	2,374,273
		13,171,168
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 3.5%
FHLMC, 6.00%, 2/1/38	1,811	2,012
FHLMC, 4.00%, 12/1/40	5,581	5,802
FNMA, 5.00%, 7/1/31	22,336	23,562
FNMA, 5.50%, 5/1/33	5,925	6,470
FNMA, 5.00%, 9/1/33	935,393	1,003,968
FNMA, 5.00%, 11/1/33	7,012	7,526
FNMA, 5.00%, 9/1/35	15,114	16,204
FNMA, 6.00%, 4/1/37	6,468	7,228

	Principal Amount	Value
FNMA, 6.00%, 7/1/37	$8,265	$9,235
FNMA, 6.00%, 8/1/37	5,510	6,158
FNMA, 5.50%, 1/1/39	10,585	11,648
FNMA, 5.50%, 3/1/39	1,320	1,430
FNMA, 4.50%, 5/1/39	1,610,718	1,707,748
FNMA, 5.00%, 8/1/39	3,669	3,948
FNMA, 4.50%, 3/1/40	1,792,820	1,900,704
FNMA, 5.00%, 8/1/40	908,868	977,969
FNMA, 3.50%, 10/1/40	2,416,640	2,458,628
FNMA, 3.50%, 12/1/40	31,255	31,798
FNMA, 4.50%, 9/1/41	14,867	15,735
FNMA, 3.50%, 5/1/42	40,973	41,685
FNMA, 3.50%, 6/1/42	24,310	24,770
FNMA, 3.50%, 9/1/42	16,940	17,234
FNMA, 3.00%, 11/1/42	26,521	26,361
FNMA, 3.00%, 5/1/43	3,163,155	3,144,206
FNMA, 3.50%, 5/1/46	6,712,422	6,797,398
FNMA, 3.50%, 10/1/47	12,818,170	12,953,708
GNMA, 3.00%, TBA	4,665,000	4,654,613
GNMA, 6.00%, 7/15/33	3,756	4,233
GNMA, 5.00%, 3/20/36	24,723	26,434
GNMA, 5.50%, 1/15/39	3,677	4,067
GNMA, 5.50%, 9/15/39	18,373	20,001
GNMA, 4.50%, 10/15/39	7,267	7,688
GNMA, 5.00%, 10/15/39	11,399	12,219
GNMA, 4.50%, 1/15/40	8,916	9,401
GNMA, 4.00%, 12/15/40	9,197	9,539
GNMA, 4.50%, 12/15/40	33,739	35,631
GNMA, 4.50%, 7/20/41	1,433,538	1,508,050
GNMA, 4.00%, 12/15/41	17,860	18,531
GNMA, 3.50%, 6/20/42	5,561,827	5,681,717
GNMA, 2.50%, 7/20/46	4,467,913	4,351,063
GNMA, 2.50%, 2/20/47	704,280	685,841
		48,232,163
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $62,703,922)		61,403,331
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.9%
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(1)	4,000,000	4,070,237
Commercial Mortgage Trust, Series 2014-LC17, Class C, VRN, 4.70%, 10/10/47	1,960,000	1,998,672
Commercial Mortgage Trust, Series 2015-CR22, Class B, VRN, 3.93%, 3/10/48	2,500,000	2,538,388
Commercial Mortgage Trust, Series 2017-PANW, Class A SEQ, 3.24%, 10/10/29(1)	5,000,000	5,038,449
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(1)	2,825,000	2,846,503
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class AS, VRN, 3.67%, 11/15/50	2,925,000	2,969,098

	Principal Amount	Value
GS Mortgage Securities Trust, Series 2015-GC28, Class AS, 3.76%, 2/10/48	$2,000,000	$2,055,306
GS Mortgage Securities Trust, Series 2016-GS2, Class B, VRN, 3.76%, 5/10/49	3,000,000	3,051,869
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(1)	3,000,000	2,940,674
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 8/15/47	2,200,000	2,279,323
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4 SEQ, 3.41%, 3/15/50	3,000,000	3,060,615
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, 3.46%, 8/15/49	3,000,000	2,976,824
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	4,200,000	4,210,734
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $40,412,963)		40,036,692
BANK LOAN OBLIGATIONS(3) — 2.0%
Diversified Telecommunication Services — 0.6%
CenturyLink, Inc., 2017 Term Loan B, 5.23%, (1-month LIBOR plus 2.75%), 1/31/25	1,831,306	1,822,534
Level 3 Financing, Inc., 2017 Term Loan B, 4.73%, (1-month LIBOR plus 2.25%), 2/22/24	1,700,000	1,702,975
Sprint Communications, Inc., 1st Lien Term Loan B, 5.00%, (1-month LIBOR plus 2.50%), 2/2/24	1,587,848	1,545,770
Zayo Group, LLC, 2017 Incremental Term Loan, 4.73%, (1-month LIBOR plus 2.25%), 1/19/24	2,600,000	2,603,419
		7,674,698
Health Care Providers and Services — 0.3%
Acadia Healthcare Company, Inc., 2018 Term Loan B4, 4.98%, (1-month LIBOR plus 2.50%), 2/16/23	1,595,926	1,595,806
HCA Inc., 2018 Term Loan B10, 4.48%, (1-month LIBOR plus 2.00%), 3/13/25	2,619,011	2,627,432
		4,223,238
Hotels, Restaurants and Leisure — 0.5%
1011778 B.C. Unlimited Liability Company, Term Loan B3, 4.73%, (1-month LIBOR plus 2.25%), 2/16/24	1,597,969	1,597,474
1011778 B.C. Unlimited Liability Company, Term Loan B3, 4.73%, (1-month LIBOR plus 2.25%), 2/16/24	1,982,233	1,981,618
Caesars Resort Collection, LLC, 2017 1st Lien Term Loan B, 5.23%, (1-month LIBOR plus 2.75%), 12/22/24	380,745	382,370
Hilton Worldwide Finance, LLC, Term Loan B2, 4.23%, (1-month LIBOR plus 1.75%), 10/25/23	1,165,371	1,170,411
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, 4.48%, (1-month LIBOR plus 2.00%), 3/21/25	2,375,510	2,378,064
		7,509,937
Pharmaceuticals — 0.3%
Catalent Pharma Solutions Inc., USD Term Loan B, 4.73%, (1-month LIBOR plus 2.25%), 5/20/24	1,758,678	1,760,260
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, 5.47%, (1-month LIBOR plus 3.00%), 6/2/25	2,682,500	2,697,737
		4,457,997
Technology Hardware, Storage and Peripherals — 0.3%
Dell International LLC, 2017 Term Loan B, 4.49%, (1-month LIBOR plus 2.00%), 9/7/23	1,587,909	1,590,593

	Principal Amount/Shares	Value
Western Digital Corporation, 2018 Term Loan B4, 4.23%, (1-month LIBOR plus 1.75%), 4/29/23	$2,055,422	$2,039,749
		3,630,342
TOTAL BANK LOAN OBLIGATIONS (Cost $27,586,343)		27,496,212
MUNICIPAL SECURITIES — 0.5%
Bay Area Toll Authority, Rev., 6.92%, 4/1/40	365,000	508,164
Chicago, GO, 7.05%, 1/1/29	400,000	445,688
Los Angeles Community College District, GO, 6.75%, 8/1/49	600,000	895,830
Metropolitan Transportation Authority, Rev., 6.69%, 11/15/40	195,000	262,179
Missouri Highway & Transportation Commission, Rev., 5.45%, 5/1/33	175,000	206,467
New Jersey Turnpike Authority, Rev., 7.10%, 1/1/41	225,000	327,388
Pennsylvania Turnpike Commission, Rev., 5.56%, 12/1/49	125,000	158,733
Port Authority of New York & New Jersey, Rev., 4.93%, 10/1/51	250,000	299,662
Rutgers The State University of New Jersey, Rev., 5.67%, 5/1/40	200,000	243,942
Salt River Project Agricultural Improvement & Power District, Rev., 4.84%, 1/1/41	405,000	471,797
San Diego County Water Authority, Rev., 6.14%, 5/1/49	100,000	136,838
San Francisco Public Utilities Commission Water, Rev., 6.00%, 11/1/40	195,000	245,836
San Francisco Public Utilities Commission Water, Rev., 6.95%, 11/1/50	580,000	840,524
Santa Clara Valley Transportation Authority, Rev., 5.88%, 4/1/32	150,000	179,066
State of California, GO, 4.60%, 4/1/38	110,000	117,126
State of California, GO, 7.55%, 4/1/39	400,000	612,024
State of California, GO, 7.30%, 10/1/39	90,000	130,979
State of Illinois, GO, 5.10%, 6/1/33	200,000	196,742
University of California, Rev., 4.60%, 5/15/31	400,000	441,240
TOTAL MUNICIPAL SECURITIES (Cost $6,501,698)		6,720,225
TEMPORARY CASH INVESTMENTS(4) — 4.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.00% - 8.75%, 8/31/19 - 8/15/45, valued at $44,688,738), in a joint trading account at 2.40%, dated 4/30/19, due 5/1/19 (Delivery value $43,790,954)		43,788,035
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/45, valued at $7,459,519), at 1.25%, dated 4/30/19, due 5/1/19 (Delivery value $7,312,254)		7,312,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	754,098	754,098
U.S. Treasury Bills, 2.46%, 6/13/19(5)(6)	$8,000,000	7,977,224
TOTAL TEMPORARY CASH INVESTMENTS (Cost $59,831,247)		59,831,357
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $1,356,784,267)		1,370,978,194
OTHER ASSETS AND LIABILITIES — (0.3)%		(3,617,843)
TOTAL NET ASSETS — 100.0%		$1,367,360,351

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	19,663,828	AUD	27,820,922	Bank of America N.A.	6/19/19	$28,951
BRL	40,336,979	USD	10,135,429	Goldman Sachs & Co.	6/19/19	113,482
CAD	4,377,527	USD	3,304,723	Morgan Stanley	6/19/19	(33,120)
CAD	22,880,157	USD	17,086,220	Morgan Stanley	6/19/19	13,571
USD	44,134,516	CAD	59,068,444	Morgan Stanley	6/19/19	(11,075)
USD	948,420	CAD	1,264,838	Morgan Stanley	6/19/19	3,126
USD	1,069,688	CAD	1,425,065	Morgan Stanley	6/19/19	4,646
USD	6,829,465	CAD	9,126,692	Morgan Stanley	6/19/19	8,510
USD	7,881,034	CHF	7,886,630	UBS AG	6/19/19	105,486
CLP	4,326,235,429	USD	6,355,568	Goldman Sachs & Co.	6/19/19	29,965
USD	6,457,588	CLP	4,326,131,804	Goldman Sachs & Co.	6/19/19	72,207
COP	11,030,444,134	USD	3,384,454	Goldman Sachs & Co.	6/19/19	19,085
CZK	154,755,126	USD	6,804,517	UBS AG	6/19/19	(24,292)
CZK	384,798,932	USD	16,939,331	UBS AG	6/19/19	(80,289)
USD	1,514,644	CZK	34,401,935	UBS AG	6/19/19	7,406
USD	6,676,479	CZK	152,781,201	UBS AG	6/19/19	(17,263)
USD	2,547,681	DKK	16,778,266	Goldman Sachs & Co.	6/19/19	15,838
EUR	1,320,577	USD	1,491,626	JPMorgan Chase Bank N.A.	5/22/19	(8,025)
EUR	955,318	USD	1,082,580	JPMorgan Chase Bank N.A.	5/22/19	(9,328)
EUR	716,448	USD	812,480	JPMorgan Chase Bank N.A.	5/22/19	(7,588)
EUR	1,600,482	USD	1,812,017	JPMorgan Chase Bank N.A.	5/22/19	(13,957)
EUR	770,224	USD	867,734	JPMorgan Chase Bank N.A.	5/22/19	(2,427)
EUR	1,084,281	USD	1,211,108	JPMorgan Chase Bank N.A.	5/22/19	7,027
USD	3,911,968	EUR	3,481,950	JPMorgan Chase Bank N.A.	5/22/19	173
USD	6,276,232	EUR	5,583,836	JPMorgan Chase Bank N.A.	5/22/19	3,075
USD	1,054,608	EUR	932,204	JPMorgan Chase Bank N.A.	5/22/19	7,324
USD	227,325,594	EUR	201,711,644	JPMorgan Chase Bank N.A.	5/22/19	712,774
USD	1,335,330	EUR	1,177,498	JPMorgan Chase Bank N.A.	5/22/19	12,470
USD	6,541,566	EUR	5,848,517	JPMorgan Chase Bank N.A.	5/22/19	(28,946)
GBP	776,341	USD	1,014,649	Bank of America N.A.	6/19/19	284
GBP	751,208	USD	1,002,853	Bank of America N.A.	6/19/19	(20,777)
GBP	1,368,154	USD	1,817,601	Bank of America N.A.	6/19/19	(28,974)
USD	660,542	GBP	505,238	Bank of America N.A.	6/19/19	30
USD	71,838,665	GBP	54,628,502	Bank of America N.A.	6/19/19	421,269
USD	2,217,270	GBP	1,695,145	Bank of America N.A.	6/19/19	1,159
USD	1,709,952	GBP	1,296,116	Bank of America N.A.	6/19/19	15,504
USD	690,998	HUF	199,036,254	UBS AG	6/19/19	(524)
USD	6,514,465	HUF	1,821,301,136	UBS AG	6/19/19	186,627
USD	6,940,418	HUF	1,935,960,297	UBS AG	6/19/19	214,214
IDR	696,931,055	USD	48,201	Goldman Sachs & Co.	6/19/19	502
IDR	95,014,005,038	USD	6,596,820	Goldman Sachs & Co.	6/19/19	42,934
IDR	96,780,890,741	USD	6,765,529	Goldman Sachs & Co.	6/19/19	(2,301)
USD	6,638,425	IDR	95,872,137,895	Goldman Sachs & Co.	6/19/19	(61,297)
USD	6,698,414	IDR	95,552,883,017	Goldman Sachs & Co.	6/19/19	21,002
ILS	1,006	USD	279	UBS AG	6/19/19	1

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	70,357,102	USD	632,444	Bank of America N.A.	5/22/19	$193
USD	108,705,612	JPY	12,047,842,938	Bank of America N.A.	5/22/19	373,720
KRW	1,367,508,120	USD	1,179,476	Goldman Sachs & Co.	6/19/19	(3,236)
USD	1,523,284	KRW	1,721,706,783	Goldman Sachs & Co.	6/19/19	42,386
KZT	4,961,123,402	USD	12,916,229	Goldman Sachs & Co.	6/19/19	17,622
USD	6,443,017	KZT	2,480,561,701	Goldman Sachs & Co.	6/19/19	(23,908)
MXN	375,801,025	USD	19,842,183	Morgan Stanley	6/19/19	(169,480)
USD	18,756,295	MXN	370,239,881	Morgan Stanley	6/19/19	(625,290)
USD	3,459,125	MXN	65,765,920	Morgan Stanley	6/19/19	16,363
MYR	40,392,182	USD	9,892,286	Goldman Sachs & Co.	6/19/19	(142,471)
USD	6,359,588	MYR	25,991,635	Goldman Sachs & Co.	6/19/19	85,759
NOK	84,029,819	USD	9,705,566	Goldman Sachs & Co.	6/19/19	52,605
NOK	59,068,677	USD	6,842,434	Goldman Sachs & Co.	6/19/19	17,063
NOK	113,133,456	USD	13,215,892	Goldman Sachs & Co.	6/19/19	(77,989)
NOK	6,944,581	USD	801,929	Goldman Sachs & Co.	6/19/19	4,528
USD	3,356,569	NOK	28,599,142	Goldman Sachs & Co.	6/19/19	35,423
USD	7,065,116	NOK	60,111,773	Goldman Sachs & Co.	6/19/19	84,487
USD	3,488,489	NOK	30,203,341	Goldman Sachs & Co.	6/19/19	(18,949)
NZD	9,620,407	USD	6,601,138	UBS AG	6/19/19	(170,061)
NZD	10,013,565	USD	6,810,586	UBS AG	6/19/19	(116,689)
USD	6,576,735	NZD	9,612,440	UBS AG	6/19/19	150,984
USD	45,034,655	PEN	149,375,448	Goldman Sachs & Co.	6/19/19	(46,845)
USD	941,704	PEN	3,125,516	Goldman Sachs & Co.	6/19/19	(1,576)
PHP	344,449,320	USD	6,514,408	Goldman Sachs & Co.	6/19/19	116,120
USD	6,554,822	PHP	344,449,320	Goldman Sachs & Co.	6/19/19	(75,707)
PLN	12,678,467	USD	3,371,036	Goldman Sachs & Co.	6/19/19	(48,957)
PLN	25,269,954	USD	6,719,035	Goldman Sachs & Co.	6/19/19	(97,667)
PLN	14,285,219	USD	3,784,966	Goldman Sachs & Co.	6/19/19	(41,877)
USD	36,656,189	PLN	140,000,981	Goldman Sachs & Co.	6/19/19	(27,614)
USD	6,807,979	PLN	25,508,816	Goldman Sachs & Co.	6/19/19	124,023
USD	801,159	PLN	3,064,074	Goldman Sachs & Co.	6/19/19	(1,706)
USD	1,118,464	RUB	74,772,903	Goldman Sachs & Co.	6/19/19	(32,090)
SEK	66,500,324	USD	7,045,602	Goldman Sachs & Co.	6/19/19	(16,765)
SEK	372,904,558	USD	39,905,247	Goldman Sachs & Co.	6/19/19	(490,619)
SEK	63,697,322	USD	6,790,819	Goldman Sachs & Co.	6/19/19	(58,249)
USD	6,046,145	SEK	56,377,883	Goldman Sachs & Co.	6/19/19	87,212
USD	17,090,720	SEK	158,555,738	Goldman Sachs & Co.	6/19/19	331,967
USD	17,102,582	SEK	158,068,052	Goldman Sachs & Co.	6/19/19	395,376
USD	3,509,729	SGD	4,762,071	Bank of America N.A.	6/19/19	5,740
THB	211,074,275	USD	6,663,750	Goldman Sachs & Co.	6/19/19	(57,460)
USD	15,016,763	THB	475,655,969	Goldman Sachs & Co.	6/19/19	129,485
USD	75,046	ZAR	1,086,772	UBS AG	6/19/19	(504)
						$1,443,806

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bund 10-Year Bonds	52	June 2019	EUR	5,200,000	$9,641,413	$140,474
Japanese 10-Year Government Bonds	11	June 2019	JPY	1,100,000,000	15,081,736	(1,086)
Japanese 10-Year Mini Government Bonds	391	June 2019	JPY	3,910,000,000	53,605,207	(5,265)
Korean Treasury 10-Year Bonds	142	June 2019	KRW	14,200,000,000	15,648,384	171,156
U.S. Treasury 10-Year Notes	177	June 2019	USD	17,700,000	21,889,922	(41,273)
U.S. Treasury 2-Year Notes	1,187	June 2019	USD	237,400,000	252,840,273	710,653
U.S. Treasury Long Bonds	77	June 2019	USD	7,700,000	11,355,094	111,030
U.S. Treasury Ultra Bonds	41	June 2019	USD	4,100,000	6,735,531	39,502
					$386,797,560	$1,125,191

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bobl 5-Year Bonds	694	June 2019	EUR	69,400,000	$103,471,489	$(701,681)
Euro-OAT 10-Year Bonds	35	June 2019	EUR	3,500,000	6,359,475	(149,622)
					$109,830,964	$(851,303)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 32	Buy	(5.00)%	6/20/24	$47,400,000	$(3,263,166)	$(615,999)	$(3,879,165)

^
The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar	KZT	-	Kazakhstani Tenge
BRL	-	Brazilian Real	LIBOR	-	London Interbank Offered Rate
CAD	-	Canadian Dollar	MTN	-	Medium Term Note
CDX	-	Credit Derivatives Indexes	MXN	-	Mexican Peso
CHF	-	Swiss Franc	MYR	-	Malaysian Ringgit
CLP	-	Chilean Peso	NOK	-	Norwegian Krone
COP	-	Colombian Peso	NZD	-	New Zealand Dollar
CPI	-	Consumer Price Index	PEN	-	Peruvian Sol
CZK	-	Czech Koruna	PHP	-	Philippine Peso
DKK	-	Danish Krone	PLN	-	Polish Zloty
EUR	-	Euro	RUB	-	Russian Ruble
FHLMC	-	Federal Home Loan Mortgage Corporation	SEK	-	Swedish Krona
FNMA	-	Federal National Mortgage Association	SEQ	-	Sequential Payer
GBP	-	British Pound	SGD	-	Singapore Dollar
GNMA	-	Government National Mortgage Association	TBA	-
To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.

GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	-	Hungarian Forint	THB	-	Thai Baht
IDR	-	Indonesian Rupiah	USD	-	United States Dollar
ILS	-	Israeli Shekel	VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

JPY	-	Japanese Yen
KRW	-	South Korean Won	ZAR	-	South African Rand

† Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $354,942,429, which represented 26.0% of total net assets. Of these securities, 1.5% of total net assets were deemed illiquid under policies approved by the Board of Trustees.

(2)	Security is a zero-coupon bond.

(3)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

(4)
Category includes collateral received at the custodian bank for collateral requirements on forward foreign currency exchange contracts. At the period end, the aggregate value of cash deposits received was $320,000.

(5)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $4,377,136.

(6)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

Statement of Assets and Liabilities

APRIL 30, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,356,784,267)	$1,370,978,194
Cash	599
Foreign currency holdings, at value (cost of $94,547)	96,940
Foreign deposits with broker for futures contracts, at value (cost of $288,613)	284,070
Receivable for investments sold	3,490,562
Receivable for capital shares sold	108,996
Receivable for variation margin on futures contracts	366,989
Unrealized appreciation on forward foreign currency exchange contracts	4,139,698
Interest receivable	9,420,607
1,388,886,655

Liabilities
Payable for collateral received for forward foreign currency exchange contracts	320,000
Payable for investments purchased	17,996,281
Payable for capital shares redeemed	256,323
Payable for variation margin on swap agreements	29,831
Unrealized depreciation on forward foreign currency exchange contracts	2,695,892
Accrued management fees	226,513
Distribution and service fees payable	1,464
21,526,304

Net Assets	$1,367,360,351

Net Assets Consist of:
Capital paid in	$1,373,067,193
Distributable earnings	(5,706,842)
$1,367,360,351

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$283,457,960	28,454,465	$9.96
I Class	$18,408,033	1,843,333	$9.99
Y Class	$15,803,263	1,580,407	$10.00
A Class	$1,763,910	177,695	$9.93*
C Class	$1,115,375	113,455	$9.83
R Class	$116,466	11,773	$9.89
R5 Class	$20,739,257	2,077,689	$9.98
R6 Class	$4,449,478	445,750	$9.98
G Class	$1,021,506,609	101,950,125	$10.02
*Maximum offering price $10.40 (net asset value divided by 0.955).

 See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Interest (net of foreign taxes withheld of $13,695)	$21,592,218

Expenses:
Management fees	4,236,506
Distribution and service fees:
A Class	2,067
C Class	5,864
R Class	272
Trustees' fees and expenses	45,293
Other expenses	69,373
4,359,375
Fees waived - G Class	(2,880,222)
1,479,153

Net investment income (loss)	20,113,065

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(17,645,909)
Forward foreign currency exchange contract transactions	5,524,173
Futures contract transactions	3,023,068
Swap agreement transactions	(1,545,691)
Foreign currency translation transactions	(289,102)
(10,933,461)

Change in net unrealized appreciation (depreciation) on:
Investments	68,324,321
Forward foreign currency exchange contracts	(7,261,857)
Futures contracts	1,393,927
Swap agreements	1,249,163
Translation of assets and liabilities in foreign currencies	265,527
63,971,081

Net realized and unrealized gain (loss)	53,037,620

Net Increase (Decrease) in Net Assets Resulting from Operations	$73,150,685

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2019 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2018
Increase (Decrease) in Net Assets	April 30, 2019	October 31, 2018
Operations
Net investment income (loss)	$20,113,065	$44,497,808
Net realized gain (loss)	(10,933,461)	28,543,542
Change in net unrealized appreciation (depreciation)	63,971,081	(83,495,027)
Net increase (decrease) in net assets resulting from operations	73,150,685	(10,453,677)

Distributions to Shareholders
From earnings:
Investor Class	(16,405,150)	(5,738,404)
I Class	(615,552)	(247,935)
Y Class	(567,195)	(104)
A Class	(91,125)	(35,060)
C Class	(51,838)	(15,599)
R Class	(5,095)	(1,861)
R5 Class	(1,690,459)	(667,330)
R6 Class	(50,933)	(23,639)
G Class	(64,316,773)	(27,388,949)
Decrease in net assets from distributions	(83,794,120)	(34,118,881)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(55,682,014)	126,889,276

Net increase (decrease) in net assets	(66,325,449)	82,316,718

Net Assets
Beginning of period	1,433,685,800	1,351,369,082
End of period	$1,367,360,351	$1,433,685,800

See Notes to Financial Statements.

Notes to Financial Statements

APRIL 30, 2019 (UNAUDITED)

1. Organization

American Century International Bond Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Global Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek long-term total return.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly, but may be paid less frequently. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 93% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The investment advisor agreed to waive the G Class’s management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

The annual management fee for each class is as follows:

Investor Class	I Class	Y Class	A Class	C Class	R Class	R5 Class	R6 Class	G Class
0.83%	0.73%	0.63%	0.83%	0.83%	0.83%	0.63%	0.58%	0.00%(1)
(1) The annual management fee before waiver was 0.58%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2019 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended April 30, 2019 totaled $286,939,506, of which $87,496,994 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended April 30, 2019 totaled $491,701,020, of which $38,631,307 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended April 30, 2019		Year ended October 31, 2018
	Shares	Amount	Shares	Amount
Investor Class
Sold	1,466,588	$14,367,890	3,848,521	$39,284,188
Issued in reinvestment of distributions	1,716,713	16,394,607	563,241	5,735,786
Redeemed	(4,567,179)	(45,013,169)	(3,013,541)	(30,560,483)
	(1,383,878)	(14,250,672)	1,398,221	14,459,491
I Class
Sold	1,169,755	11,632,479	709,744	7,212,017
Issued in reinvestment of distributions	61,192	585,606	20,890	213,129
Redeemed	(438,523)	(4,251,760)	(821,550)	(8,298,368)
	792,424	7,966,325	(90,916)	(873,222)
Y Class
Sold	785,581	7,781,929	793,074	8,033,913
Issued in reinvestment of distributions	59,206	567,195	10	104
Redeemed	(47,592)	(468,789)	(10,365)	(104,939)
	797,195	7,880,335	782,719	7,929,078
A Class
Sold	28,120	277,295	39,634	401,159
Issued in reinvestment of distributions	9,184	87,524	3,337	33,907
Redeemed	(35,285)	(346,330)	(76,502)	(771,125)
	2,019	18,489	(33,531)	(336,059)
C Class
Sold	24,500	237,149	15,898	158,769
Issued in reinvestment of distributions	5,061	47,873	1,103	11,125
Redeemed	(37,476)	(367,957)	(74,942)	(749,345)
	(7,915)	(82,935)	(57,941)	(579,451)
R Class
Sold	6,789	66,201	10,666	107,378
Issued in reinvestment of distributions	536	5,095	184	1,861
Redeemed	(5,278)	(51,767)	(15,347)	(154,265)
	2,047	19,529	(4,497)	(45,026)
R5 Class
Sold	1,034	10,170	268,950	2,742,437
Issued in reinvestment of distributions	176,642	1,690,459	65,409	667,330
Redeemed	(966,514)	(9,331,390)	(568,473)	(5,761,524)
	(788,838)	(7,630,761)	(234,114)	(2,351,757)
R6 Class
Sold	381,490	3,673,817	17,993	183,840
Issued in reinvestment of distributions	5,328	50,933	2,317	23,639
Redeemed	(41,943)	(416,498)	(62,731)	(647,979)
	344,875	3,308,252	(42,421)	(440,500)
G Class
Sold	4,107,583	40,308,217	26,584,587	275,961,708
Issued in reinvestment of distributions	6,713,651	64,316,773	2,681,778	27,388,949
Redeemed	(15,826,425)	(157,535,566)	(19,088,493)	(194,223,935)
	(5,005,191)	(52,910,576)	10,177,872	109,126,722
Net increase (decrease)	(5,247,262)	$(55,682,014)	11,895,392	$126,889,276

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Sovereign Governments and Agencies	—	$433,269,480	—
Corporate Bonds	—	387,981,120	—
U.S. Treasury Securities	—	112,335,882	—
Collateralized Loan Obligations	—	89,479,782	—
Asset-Backed Securities	—	88,597,910	—
Collateralized Mortgage Obligations	—	63,826,203	—
U.S. Government Agency Mortgage-Backed Securities	—	61,403,331	—
Commercial Mortgage-Backed Securities	—	40,036,692	—
Bank Loan Obligations	—	27,496,212	—
Municipal Securities	—	6,720,225
Temporary Cash Investments	$754,098	59,077,259	—
	$754,098	$1,370,224,096	—
Other Financial Instruments
Futures Contracts	$861,185	$311,630	—
Forward Foreign Currency Exchange Contracts	—	4,139,698	—
	$861,185	$4,451,328	—

Liabilities
Other Financial Instruments
Futures Contracts	$41,273	$857,654	—
Swap Agreements	—	3,879,165	—
Forward Foreign Currency Exchange Contracts	—	2,695,892	—
	$41,273	$7,432,711	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $26,993,333.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $832,472,250.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts or interest rate swap agreements in order to manage its exposure to changes in market conditions. The value of bonds generally declines as interest rates rise. The risks of entering into interest rate risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. The fund's average notional exposure to these interest rate risk derivative instruments held during the period was $249,030,557 futures contracts purchased and $115,518,911 futures contracts sold.

A fund may enter into interest rate swap agreements to gain exposure to declines in interest rates, to protect against increases in interest rates, or to maintain its ability to generate income at prevailing interest rates. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The fund's average notional amount on interest rate swap agreements held during the period was $10,739,181.

Value of Derivative Instruments as of April 30, 2019

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	$29,831
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$4,139,698	Unrealized depreciation on forward foreign currency exchange contracts	2,695,892
Interest Rate Risk	Receivable for variation margin on futures contracts*	366,989	Payable for variation margin on futures contracts*	—
		$4,506,687		$2,725,723

*	Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2019

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$254,816	Change in net unrealized appreciation (depreciation) on swap agreements	$(933,590)
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	5,524,173	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(7,261,857)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	3,023,068	Change in net unrealized appreciation (depreciation) on futures contracts	1,393,927
Interest Rate Risk	Net realized gain (loss) on swap agreement transactions	(1,800,507)	Change in net unrealized appreciation (depreciation) on swap agreements	2,182,753
		$7,001,550		$(4,618,767)

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,358,329,356
Gross tax appreciation of investments	$25,200,485
Gross tax depreciation of investments	(12,551,647)
Net tax appreciation (depreciation) of investments	$12,648,838

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2018, the fund had accumulated short-term capital losses of $(7,798,706) and accumulated long-term capital losses of $(6,961,163), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

10. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2019(3)	$10.03	0.12	0.39	0.51	(0.58)	—	(0.58)	$9.96	5.29%	0.85%(4)	0.85%(4)	2.40%(4)	2.40%(4)	22%	$283,458
2018	$10.36	0.23	(0.36)	(0.13)	(0.17)	(0.03)	(0.20)	$10.03	(1.33)%	0.84%	0.93%	2.26%	2.17%	78%	$299,230
2017	$10.28	0.13	0.09	0.22	(0.11)	(0.03)	(0.14)	$10.36	2.23%	0.84%	0.96%	1.32%	1.20%	130%	$294,535
2016	$9.86	0.12	0.34	0.46	(0.04)	—	(0.04)	$10.28	4.72%	0.84%	0.96%	1.18%	1.06%	106%	$263,312
2015(5)	$9.71	0.04	0.11	0.15	—	—	—	$9.86	1.54%	0.87%(4)	0.96%(4)	1.08%(4)	0.99%(4)	37%	$224,271
2015	$9.93	0.08	0.14(6)	0.22	(0.44)	—	(0.44)	$9.71	2.18%	0.95%	0.95%	0.73%	0.73%	114%	$219,606
2014	$9.98	0.16	0.25	0.41	(0.42)	(0.04)	(0.46)	$9.93	4.25%	0.96%	0.96%	1.64%	1.64%	71%	$10,704
I Class
2019(3)	$10.06	0.12	0.40	0.52	(0.59)	—	(0.59)	$9.99	5.38%	0.75%(4)	0.75%(4)	2.50%(4)	2.50%(4)	22%	$18,408
2018	$10.38	0.24	(0.35)	(0.11)	(0.18)	(0.03)	(0.21)	$10.06	(1.16)%	0.74%	0.83%	2.36%	2.27%	78%	$10,569
2017(7)	$10.14	0.09	0.15	0.24	—	—	—	$10.38	2.37%	0.74%(4)	0.86%(4)	1.51%(4)	1.39%(4)	130%(8)	$11,856
Y Class
2019(3)	$10.07	0.13	0.40	0.53	(0.60)	—	(0.60)	$10.00	5.48%	0.65%(4)	0.65%(4)	2.60%(4)	2.60%(4)	22%	$15,803
2018	$10.39	0.27	(0.38)	(0.11)	(0.18)	(0.03)	(0.21)	$10.07	(1.09)%	0.64%	0.73%	2.46%	2.37%	78%	$7,891
2017(7)	$10.14	0.09	0.16	0.25	—	—	—	$10.39	2.47%	0.64%(4)	0.76%(4)	1.59%(4)	1.47%(4)	130%(8)	$5

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2019(3)	$9.98	0.10	0.40	0.50	(0.55)	—	(0.55)	$9.93	5.24%	1.10%(4)	1.10%(4)	2.15%(4)	2.15%(4)	22%	$1,764
2018	$10.31	0.20	(0.36)	(0.16)	(0.14)	(0.03)	(0.17)	$9.98	(1.59)%	1.09%	1.18%	2.01%	1.92%	78%	$1,753
2017	$10.24	0.10	0.09	0.19	(0.09)	(0.03)	(0.12)	$10.31	1.88%	1.09%	1.21%	1.07%	0.95%	130%	$2,157
2016	$9.83	0.09	0.36	0.45	(0.04)	—	(0.04)	$10.24	4.55%	1.09%	1.21%	0.93%	0.81%	106%	$9,284
2015(5)	$9.69	0.03	0.11	0.14	—	—	—	$9.83	1.44%	1.12%(4)	1.21%(4)	0.83%(4)	0.74%(4)	37%	$5,506
2015	$9.91	0.13	0.06(6)	0.19	(0.41)	—	(0.41)	$9.69	1.93%	1.20%	1.20%	0.48%	0.48%	114%	$3,033
2014	$9.97	0.14	0.24	0.38	(0.40)	(0.04)	(0.44)	$9.91	3.97%	1.21%	1.21%	1.39%	1.39%	71%	$7,268
C Class
2019(3)	$9.85	0.07	0.38	0.45	(0.47)	—	(0.47)	$9.83	4.80%	1.85%(4)	1.85%(4)	1.40%(4)	1.40%(4)	22%	$1,115
2018	$10.17	0.12	(0.34)	(0.22)	(0.07)	(0.03)	(0.10)	$9.85	(2.27)%	1.84%	1.93%	1.26%	1.17%	78%	$1,196
2017	$10.10	0.03	0.08	0.11	(0.01)	(0.03)	(0.04)	$10.17	1.13%	1.84%	1.96%	0.32%	0.20%	130%	$1,824
2016	$9.75	0.02	0.34	0.36	(0.01)	—	(0.01)	$10.10	3.72%	1.84%	1.96%	0.18%	0.06%	106%	$4,646
2015(5)	$9.64	—(9)	0.11	0.11	—	—	—	$9.75	1.14%	1.87%(4)	1.96%(4)	0.08%(4)	(0.01)%(4)	37%	$549
2015	$9.85	0.07	0.06(6)	0.13	(0.34)	—	(0.34)	$9.64	1.26%	1.95%	1.95%	(0.27)%	(0.27)%	114%	$629
2014	$9.93	0.06	0.25	0.31	(0.35)	(0.04)	(0.39)	$9.85	3.21%	1.96%	1.96%	0.64%	0.64%	71%	$2,847

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2019(3)	$9.94	0.09	0.38	0.47	(0.52)	—	(0.52)	$9.89	4.99%	1.35%(4)	1.35%(4)	1.90%(4)	1.90%(4)	22%	$116
2018	$10.26	0.17	(0.34)	(0.17)	(0.12)	(0.03)	(0.15)	$9.94	(1.75)%	1.34%	1.43%	1.76%	1.67%	78%	$97
2017	$10.19	0.09	0.07	0.16	(0.06)	(0.03)	(0.09)	$10.26	1.63%	1.34%	1.46%	0.82%	0.70%	130%	$146
2016	$9.80	0.07	0.35	0.42	(0.03)	—	(0.03)	$10.19	4.28%	1.34%	1.46%	0.68%	0.56%	106%	$48
2015(5)	$9.67	0.02	0.11	0.13	—	—	—	$9.80	1.34%	1.37%(4)	1.46%(4)	0.58%(4)	0.49%(4)	37%	$25
2015	$9.89	0.12	0.05(6)	0.17	(0.39)	—	(0.39)	$9.67	1.67%	1.45%	1.45%	0.23%	0.23%	114%	$25
2014	$9.95	0.11	0.25	0.36	(0.38)	(0.04)	(0.42)	$9.89	3.78%	1.46%	1.46%	1.14%	1.14%	71%	$2,841
R5 Class
2019(3)	$10.06	0.13	0.39	0.52	(0.60)	—	(0.60)	$9.98	5.38%	0.65%(4)	0.65%(4)	2.60%(4)	2.60%(4)	22%	$20,739
2018	$10.39	0.25	(0.36)	(0.11)	(0.19)	(0.03)	(0.22)	$10.06	(1.13)%	0.64%	0.73%	2.46%	2.37%	78%	$28,832
2017	$10.31	0.15	0.10	0.25	(0.14)	(0.03)	(0.17)	$10.39	2.43%	0.64%	0.76%	1.52%	1.40%	130%	$32,206
2016	$9.87	0.14	0.35	0.49	(0.05)	—	(0.05)	$10.31	4.98%	0.64%	0.76%	1.38%	1.26%	106%	$833,757
2015(5)	$9.72	0.04	0.12	0.16	(0.01)	—	(0.01)	$9.87	1.61%	0.67%(4)	0.76%(4)	1.28%(4)	1.19%(4)	37%	$720,700
2015	$9.95	0.09	0.14(6)	0.23	(0.46)	—	(0.46)	$9.72	2.28%	0.75%	0.75%	0.93%	0.93%	114%	$728,768
2014	$9.99	0.18	0.25	0.43	(0.43)	(0.04)	(0.47)	$9.95	4.50%	0.76%	0.76%	1.84%	1.84%	71%	$8,091

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2019(3)	$10.06	0.13	0.39	0.52	(0.60)	—	(0.60)	$9.98	5.44%	0.60%(4)	0.60%(4)	2.65%(4)	2.65%(4)	22%	$4,449
2018	$10.39	0.25	(0.36)	(0.11)	(0.19)	(0.03)	(0.22)	$10.06	(1.08)%	0.59%	0.68%	2.51%	2.42%	78%	$1,015
2017	$10.32	0.16	0.08	0.24	(0.14)	(0.03)	(0.17)	$10.39	2.38%	0.59%	0.71%	1.57%	1.45%	130%	$1,489
2016	$9.87	0.14	0.36	0.50	(0.05)	—	(0.05)	$10.32	5.10%	0.59%	0.71%	1.43%	1.31%	106%	$94,808
2015(5)	$9.72	0.04	0.12	0.16	(0.01)	—	(0.01)	$9.87	1.64%	0.62%(4)	0.71%(4)	1.33%(4)	1.24%(4)	37%	$56,798
2015	$9.95	0.09	0.14(6)	0.23	(0.46)	—	(0.46)	$9.72	2.34%	0.70%	0.70%	0.98%	0.98%	114%	$53,780
2014(10)	$10.03	0.17	0.22	0.39	(0.43)	(0.04)	(0.47)	$9.95	4.12%	0.71%(4)	0.71%(4)	1.91%(4)	1.91%(4)	71%(11)	$26
G Class
2019(3)	$10.13	0.16	0.39	0.55	(0.66)	—	(0.66)	$10.02	5.72%	0.02%(4)	0.60%(4)	3.23%(4)	2.65%(4)	22%	$1,021,507
2018	$10.41	0.32	(0.37)	(0.05)	(0.20)	(0.03)	(0.23)	$10.13	(0.49)%	0.01%	0.68%	3.09%	2.42%	78%	$1,083,103
2017(12)	$10.29	0.06	0.06	0.12	—	—	—	$10.41	1.17%	0.01%(4)	0.71%(4)	2.27%(4)	1.57%(4)	130%(8)	$1,007,151

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2019 (unaudited).

(4)	Annualized.

(5)
July 1, 2015 through October 31, 2015. The fund's fiscal year end was changed from June 30 to October 31, resulting in a four-month annual reporting period. For the years before October 31, 2015, the fund's fiscal year end was June 30.

(6)
Per-share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(7)	April 10, 2017 (commencement of sale) through October 31, 2017.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2017.

(9)	Per-share amount was less than $0.005.

(10)	July 26, 2013 (commencement of sale) through June 30, 2014.

(11)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended June 30, 2014.

(12)	July 28, 2017 (commencement of sale) through October 31, 2017.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century International Bond Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92372 1906

Semiannual Report

April 30, 2019

International Bond Fund
Investor Class (BEGBX)
I Class (AIBHX)
Y Class (AIBYX)
A Class (AIBDX)
C Class (AIQCX)
R Class (AIBRX)
R5 Class (AIDIX)
R6 Class (AIDDX)
G Class (AIBGX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2019. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

Improving Investor Sentiment, Dovish Central Banks Supported Widespread Gains

Stocks struggled early in the period, while bonds rallied. Mounting investor concerns about slowing global economic and earnings growth, U.S.-China trade tensions and rising U.S. interest rates triggered a broad stock market sell-off. Bonds, on the other hand, benefited, as global growth worries fueled demand for perceived safe-haven securities, driving government bond yields lower. Federal Reserve (Fed) policy also influenced the backdrop. Despite signs that growth was slowing, the Fed raised interest rates in December. Investors feared this rate increase and the Fed’s plans for two more rate hikes in 2019 were too aggressive, and risk-off investing remained in favor.

The new year brought a renewed sense of stability to the global financial markets. Investors’ worst-case fears about growth and trade eased, and corporate earnings results were generally better than expected. Equity valuations appeared attractive following the late-2018 stock market sell-off, and risk-on investing resumed. Meanwhile, the Fed changed course, ending its rate-hike campaign amid moderating global growth and inflation. The Fed's policy pivot along with dovish actions from central banks in the U.K., Europe and Japan helped drive yields lower and support the broad global investment landscape.

Overall, stocks shook off their early losses to generate solid gains for the entire six-month period. Similarly, other risk assets, including high-yield bonds, also delivered strong results. Elsewhere, global yields generally declined for the six-month period, which helped government, securitized and corporate bonds, real estate investment trusts, and other interest rate-sensitive securities generate positive returns.

Looking ahead, we expect volatility to remain a formidable factor as investors react to global growth trends, central bank policy and geopolitical developments. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

APRIL 30, 2019
Portfolio at a Glance
Average Duration (effective)	7.8 years
Weighted Average Life to Maturity	11.0 years

Bond Holdings by Country	% of net assets
United States	20.9%
Japan	18.5%
Canada	8.8%
United Kingdom	8.2%
Italy	5.1%
Spain	3.7%
France	3.7%
Cayman Islands	3.5%
Peru	2.9%
Netherlands	2.8%
Other Countries	19.8%
Cash and Equivalents*	2.1%
*Includes temporary cash investments and other assets and liabilities.

Types of Investments in Portfolio	% of net assets
Sovereign Governments and Agencies	59.3%
Corporate Bonds	20.0%
U.S. Treasury Securities	8.1%
Asset-Backed Securities	3.4%
Collateralized Loan Obligations	2.7%
Bank Loan Obligations	1.9%
Collateralized Mortgage Obligations	1.5%
Commercial Mortgage-Backed Securities	1.0%
Temporary Cash Investments	2.1%
Other Assets and Liabilities	—*
*Category is less than 0.05% of total net assets.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2018 to April 30, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/18	Ending Account Value 4/30/19	Expenses Paid During Period(1) 11/1/18 - 4/30/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,036.20	$4.09	0.81%
I Class	$1,000	$1,037.10	$3.59	0.71%
Y Class	$1,000	$1,037.30	$3.08	0.61%
A Class	$1,000	$1,034.90	$5.35	1.06%
C Class	$1,000	$1,031.30	$9.12	1.81%
R Class	$1,000	$1,034.20	$6.61	1.31%
R5 Class	$1,000	$1,038.10	$3.08	0.61%
R6 Class	$1,000	$1,037.80	$2.83	0.56%
G Class	$1,000	$1,040.70	$0.10	0.02%
Hypothetical
Investor Class	$1,000	$1,020.78	$4.06	0.81%
I Class	$1,000	$1,021.27	$3.56	0.71%
Y Class	$1,000	$1,021.77	$3.06	0.61%
A Class	$1,000	$1,019.54	$5.31	1.06%
C Class	$1,000	$1,015.82	$9.05	1.81%
R Class	$1,000	$1,018.30	$6.56	1.31%
R5 Class	$1,000	$1,021.77	$3.06	0.61%
R6 Class	$1,000	$1,022.02	$2.81	0.56%
G Class	$1,000	$1,024.70	$0.10	0.02%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

APRIL 30, 2019 (UNAUDITED)

		Principal Amount	Value
SOVEREIGN GOVERNMENTS AND AGENCIES — 59.3%
Australia — 2.6%
Australia Government Bond, 2.75%, 4/21/24	AUD	17,772,000	$13,349,546
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	4,110,000	3,085,070
			16,434,616
Austria — 1.2%
Republic of Austria Government Bond, 3.40%, 11/22/22(1)	EUR	2,350,000	2,998,497
Republic of Austria Government Bond, 0.75%, 10/20/26(1)	EUR	2,018,000	2,387,528
Republic of Austria Government Bond, 4.15%, 3/15/37(1)	EUR	1,400,000	2,462,573
			7,848,598
Belgium — 1.7%
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(1)	EUR	512,000	908,948
Kingdom of Belgium Government Bond, 1.60%, 6/22/47(1)	EUR	8,383,000	9,812,161
			10,721,109
Canada — 8.7%
Canadian Government Bond, 2.00%, 11/1/20	CAD	37,250,000	27,964,332
Province of British Columbia Canada, 3.25%, 12/18/21	CAD	1,009,000	781,932
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	11,071,000	8,631,446
Province of Ontario Canada, MTN, 1.65%, 6/8/20	JPY	100,000,000	913,777
Province of Quebec Canada, 3.00%, 9/1/23	CAD	9,106,000	7,099,784
Province of Quebec Canada, 3.00%, 9/1/23	CAD	953,000	742,838
Province of Quebec Canada, 5.75%, 12/1/36	CAD	7,302,000	7,732,805
Province of Quebec Canada, 5.00%, 12/1/41	CAD	800,000	816,374
Province of Quebec Canada, 3.50%, 12/1/48	CAD	470,000	400,253
			55,083,541
Czech Republic — 0.3%
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	37,500,000	1,804,238
Denmark — 0.3%
Denmark Government Bond, 0.50%, 11/15/27	DKK	2,887,000	455,933
Denmark Government Bond, 4.50%, 11/15/39	DKK	4,500,000	1,216,039
			1,671,972
Dominican Republic — 0.4%
Dominican Republic International Bond, 6.875%, 1/29/26		$1,000,000	1,108,750
Dominican Republic International Bond, 5.95%, 1/25/27(1)		$800,000	846,000
Dominican Republic International Bond, 5.95%, 1/25/27		$600,000	634,500
			2,589,250
Egypt — 0.1%
Egypt Government International Bond, 7.50%, 1/31/27(1)		$400,000	413,304
Finland — 0.7%
Finland Government Bond, 4.00%, 7/4/25(1)	EUR	2,992,000	4,229,908
France — 1.5%
French Republic Government Bond OAT, 1.75%, 11/25/24	EUR	237	295
French Republic Government Bond OAT, 5.50%, 4/25/29	EUR	157,000	266,351

6

		Principal Amount	Value
French Republic Government Bond OAT, 3.25%, 5/25/45	EUR	5,858,000	$9,530,798
			9,797,444
Germany — 1.1%
Bundesrepublik Deutschland Bundesanleihe, 4.75%, 7/4/40	EUR	220,000	460,516
Bundesrepublik Deutschland Bundesanleihe, 2.50%, 7/4/44	EUR	3,830,000	6,222,760
			6,683,276
Ireland — 0.8%
Ireland Government Bond, 3.40%, 3/18/24	EUR	3,719,000	4,898,645
Italy — 4.0%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	7,255,000	7,975,208
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	7,998,000	9,017,388
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(1)	EUR	6,175,000	8,497,235
			25,489,831
Japan — 18.5%
Japan Government Ten Year Bond, 0.80%, 6/20/23	JPY	729,350,000	6,812,435
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	2,251,150,000	27,628,772
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	3,073,000,000	36,850,731
Japan Government Thirty Year Bond, 0.80%, 3/20/48	JPY	155,000,000	1,489,757
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	3,140,950,000	33,064,973
Japanese Government CPI Linked Bond, 0.10%, 3/10/28	JPY	1,236,746,181	11,546,443
			117,393,111
Jordan — 0.2%
Jordan Government International Bond, 7.375%, 10/10/47(1)		$1,500,000	1,465,256
Malaysia — 0.5%
Malaysia Government Bond, 3.96%, 9/15/25	MYR	12,150,000	2,966,254
Mexico — 1.3%
Mexican Bonos, 5.75%, 3/5/26	MXN	62,500,000	2,902,474
Mexico Government International Bond, 4.125%, 1/21/26		$200,000	204,025
Mexico Government International Bond, 4.15%, 3/28/27		$1,300,000	1,319,890
Nacional Financiera SNC, MTN, 0.78%, 3/29/22	JPY	400,000,000	3,619,969
			8,046,358
Netherlands — 1.4%
Netherlands Government Bond, 0.50%, 7/15/26(1)	EUR	6,728,000	7,891,507
Netherlands Government Bond, 2.75%, 1/15/47(1)	EUR	735,000	1,251,688
			9,143,195
Norway — 0.5%
Norway Government Bond, 2.00%, 5/24/23(1)	NOK	6,400,000	758,229
Norway Government Bond, 1.75%, 2/17/27(1)	NOK	22,200,000	2,594,465
			3,352,694
Peru — 2.9%
Peru Government Bond, 6.15%, 8/12/32(1)	PEN	57,936,000	18,481,540
Poland — 0.5%
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	10,430,000	2,936,009
Russia — 0.2%
Russian Federal Bond - OFZ, 7.05%, 1/19/28	RUB	70,300,000	1,029,151
Singapore — 0.5%
Singapore Government Bond, 3.125%, 9/1/22	SGD	4,225,000	3,227,368

7

		Principal Amount	Value
Spain — 2.7%
Spain Government Bond, 4.40%, 10/31/23(1)	EUR	2,090,000	$2,807,088
Spain Government Bond, 1.60%, 4/30/25(1)	EUR	4,192,000	5,071,359
Spain Government Bond, 5.15%, 10/31/28(1)	EUR	3,123,000	4,858,603
Spain Government Bond, 5.15%, 10/31/44(1)	EUR	354,000	645,788
Spain Government Bond, 2.70%, 10/31/48(1)	EUR	3,245,000	4,068,749
			17,451,587
Switzerland — 0.9%
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	2,908,000	3,212,941
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	1,965,000	2,718,172
			5,931,113
Thailand — 1.1%
Thailand Government Bond, 3.625%, 6/16/23	THB	50,000,000	1,664,702
Thailand Government Bond, 3.85%, 12/12/25	THB	152,200,000	5,228,529
			6,893,231
United Kingdom — 4.7%
United Kingdom Gilt, 1.50%, 7/22/26	GBP	2,113,000	2,853,457
United Kingdom Gilt, 1.625%, 10/22/28	GBP	2,115,000	2,866,878
United Kingdom Gilt, 4.50%, 12/7/42	GBP	7,267,000	14,705,301
United Kingdom Gilt, 4.25%, 12/7/49	GBP	1,672,000	3,529,647
United Kingdom Gilt, 4.25%, 12/7/55	GBP	2,603,000	5,872,779
			29,828,062
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $358,471,839)			375,810,661
CORPORATE BONDS — 20.0%
Brazil — 0.2%
Globo Comunicacao e Participacoes SA, 4.84%, 6/8/25		$1,300,000	1,292,213
Canada — 0.1%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(1)		580,000	583,262
NOVA Chemicals Corp., 4.875%, 6/1/24(1)		350,000	343,438
			926,700
Cayman Islands — 0.5%
Braskem Finance Ltd., 5.75%, 4/15/21(1)		800,000	833,208
CK Hutchison International 17 II Ltd., 2.25%, 9/29/20(1)		2,370,000	2,349,552
			3,182,760
France — 2.2%
AXA SA, MTN, VRN, 6.69%, 7/6/26	GBP	1,200,000	1,838,500
AXA SA, MTN, VRN, 3.375%, 7/6/47	EUR	600,000	732,478
BNP Paribas Cardif SA, VRN, 4.03%, 11/25/25	EUR	1,200,000	1,463,276
CNP Assurances, VRN, 4.00%, 11/18/24	EUR	1,200,000	1,466,852
Credit Agricole Assurances SA, VRN, 4.25%, 1/13/25	EUR	2,000,000	2,425,721
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	1,500,000	2,406,209
Orange SA, MTN, VRN, 4.00%, 10/1/21	EUR	460,000	557,702
TOTAL SA, MTN, VRN, 2.625%, 2/26/25	EUR	2,500,000	2,943,475
			13,834,213
Germany — 1.3%
Allianz SE, VRN, 3.375%, 9/18/24	EUR	1,000,000	1,212,730

8

		Principal Amount	Value
Bayer AG, VRN, 3.75%, 7/1/74	EUR	800,000	$916,850
Commerzbank AG, MTN, 4.00%, 3/23/26	EUR	700,000	874,467
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	3,165,000	4,198,029
RWE AG, VRN, 3.50%, 4/21/75	EUR	700,000	821,566
			8,023,642
Ireland — 0.1%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.00%, 2/15/25(1)		$850,000	858,500
Italy — 1.1%
Assicurazioni Generali SpA, MTN, VRN, 4.60%, 11/21/25	EUR	2,000,000	2,339,679
Eni SpA, MTN, 1.75%, 1/18/24	EUR	500,000	602,437
Intesa Sanpaolo Vita SpA, VRN, 4.75%, 12/17/24	EUR	1,500,000	1,747,856
UniCredit SpA, MTN, VRN, 5.75%, 10/28/25	EUR	1,000,000	1,180,282
UniCredit SpA, VRN, 5.86%, 6/19/32(1)		$1,340,000	1,253,855
			7,124,109
Kazakhstan — 0.1%
KazTransGas JSC, 4.375%, 9/26/27(1)		800,000	792,825
Luxembourg — 2.2%
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	5,605,000	6,970,575
European Financial Stability Facility, MTN, 0.40%, 5/31/26	EUR	3,600,000	4,122,923
European Financial Stability Facility, MTN, 2.35%, 7/29/44	EUR	1,830,000	2,578,461
			13,671,959
Netherlands — 1.4%
Alcoa Nederland Holding BV, 6.125%, 5/15/28(1)		$520,000	542,100
ASR Nederland NV, VRN, 4.625%, 10/19/27	EUR	800,000	876,020
Deutsche Telekom International Finance BV, MTN, 1.25%, 10/6/23	GBP	1,150,000	1,477,297
ING Groep NV, MTN, VRN, 1.625%, 9/26/29	EUR	1,300,000	1,455,897
Koninklijke KPN NV, MTN, 5.75%, 9/17/29	GBP	500,000	758,907
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(1)		$750,000	760,477
Sensata Technologies BV, 5.00%, 10/1/25(1)		680,000	700,400
Telefonica Europe BV, VRN, 3.00%, 12/4/23	EUR	1,200,000	1,322,223
Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21		$360,000	346,047
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26		800,000	671,730
			8,911,098
Norway — 0.3%
Equinor ASA, MTN, 0.875%, 2/17/23	EUR	1,700,000	1,969,643
Spain — 1.0%
Abanca Corp. Bancaria SA, VRN, 6.125%, 1/18/29	EUR	1,400,000	1,626,011
Banco Santander SA, MTN, 2.50%, 3/18/25	EUR	600,000	710,516
CaixaBank SA, MTN, VRN, 2.75%, 7/14/28	EUR	800,000	929,844
Criteria Caixa SAU, MTN, 1.50%, 5/10/23	EUR	1,500,000	1,721,641
Liberbank SA, VRN, 6.875%, 3/14/27	EUR	1,000,000	1,218,315
			6,206,327
Switzerland — 0.6%
Credit Suisse Group AG, VRN, 2.125%, 9/12/25	GBP	2,900,000	3,694,314

9

		Principal Amount	Value
United Kingdom — 3.5%
Barclays plc, MTN, VRN, 1.375%, 1/24/26	EUR	1,200,000	$1,348,841
Barclays plc, MTN, VRN, 2.00%, 2/7/28	EUR	1,600,000	1,755,827
Centrica plc, VRN, 5.25%, 4/10/75	GBP	1,500,000	1,997,135
Co-Operative Bank plc (The), 4.75%, 11/11/21 (Secured)	GBP	2,640,000	3,655,931
HSBC Holdings plc, 0.84%, 9/26/23	JPY	400,000,000	3,654,268
HSBC Holdings plc, 2.625%, 8/16/28	GBP	1,000,000	1,306,746
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	1,500,000	2,506,699
Nationwide Building Society, MTN, VRN, 2.00%, 7/25/29	EUR	400,000	451,329
Santander UK plc, MTN, 5.125%, 4/14/21	GBP	1,940,000	2,717,499
Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/26(1)		$500,000	530,625
Tesco Corporate Treasury Services plc, MTN, 2.50%, 7/1/24	EUR	400,000	485,392
Tesco plc, MTN, 5.00%, 3/24/23	GBP	1,000,000	1,450,526
			21,860,818
United States — 5.4%
Ally Financial, Inc., 4.625%, 3/30/25		$1,000,000	1,033,750
AMC Networks, Inc., 4.75%, 8/1/25		1,340,000	1,336,101
Antero Resources Corp., 5.125%, 12/1/22		1,100,000	1,108,250
Ball Corp., 4.00%, 11/15/23		380,000	384,275
Bank of America Corp., MTN, 2.30%, 7/25/25	GBP	700,000	922,637
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22		$700,000	712,688
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(1)		270,000	274,725
CIT Group, Inc., 5.00%, 8/15/22		860,000	896,550
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		130,000	133,089
CSC Holdings LLC, 5.50%, 4/15/27(1)		1,040,000	1,073,935
DaVita, Inc., 5.125%, 7/15/24		1,000,000	1,002,500
Diamondback Energy, Inc., 5.375%, 5/31/25		710,000	742,837
EnLink Midstream LLC, 5.375%, 6/1/29		650,000	653,276
EnLink Midstream Partners LP, 4.85%, 7/15/26		700,000	696,500
Goldman Sachs Group, Inc. (The), 5.50%, 10/12/21	GBP	850,000	1,207,137
Goldman Sachs Group, Inc. (The), MTN, 4.25%, 1/29/26	GBP	800,000	1,146,379
HCA, Inc., 5.00%, 3/15/24		$250,000	264,970
International Business Machines Corp., 1.75%, 3/7/28	EUR	1,000,000	1,220,086
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(1)		$980,000	997,032
Lennar Corp., 4.75%, 4/1/21		780,000	796,037
Newfield Exploration Co., 5.75%, 1/30/22		1,360,000	1,451,165
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(1)		1,410,000	1,390,612
Post Holdings, Inc., 5.00%, 8/15/26(1)		650,000	650,000
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)		1,010,000	1,025,918
Sirius XM Radio, Inc., 5.375%, 4/15/25(1)		1,350,000	1,388,812
Spectrum Brands, Inc., 5.75%, 7/15/25		380,000	389,975
Steel Dynamics, Inc., 5.00%, 12/15/26		880,000	908,600
Sunoco LP / Sunoco Finance Corp., 5.50%, 2/15/26		900,000	918,000
T-Mobile USA, Inc., 4.75%, 2/1/28		810,000	820,125

10

		Principal Amount	Value
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28		$910,000	$896,314
Tenet Healthcare Corp., 4.375%, 10/1/21		400,000	406,500
Tenet Healthcare Corp., 5.125%, 5/1/25		900,000	910,125
United Rentals North America, Inc., 5.75%, 11/15/24		480,000	494,640
United Rentals North America, Inc., 4.625%, 10/15/25		360,000	358,200
Universal Health Services, Inc., 4.75%, 8/1/22(1)		940,000	950,697
Walmart, Inc., 0.18%, 7/15/22	JPY	450,000,000	4,057,603
ZF North America Capital, Inc., 4.00%, 4/29/20(1)		$762,000	765,012
			34,385,052
TOTAL CORPORATE BONDS (Cost $128,773,225)			126,734,173
U.S. TREASURY SECURITIES — 8.1%
U.S. Treasury Bonds, 4.50%, 2/15/36		2,550,000	3,182,569
U.S. Treasury Bonds, 2.50%, 2/15/45		2,650,000	2,448,559
U.S. Treasury Bonds, 2.50%, 5/15/46		6,700,000	6,162,953
U.S. Treasury Bonds, 3.00%, 2/15/49		1,000,000	1,013,242
U.S. Treasury Notes, 2.25%, 3/31/20		25,600,000	25,570,500
U.S. Treasury Notes, 2.375%, 3/15/21		12,800,000	12,821,750
TOTAL U.S. TREASURY SECURITIES (Cost $51,055,507)			51,199,573
ASSET-BACKED SECURITIES — 3.4%
Goodgreen, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)		1,509,396	1,538,475
Invitation Homes Trust, Series 2018-SFR1, Class A, VRN, 3.17%, (1-month LIBOR plus 0.70%), 3/17/37(1)		3,877,897	3,842,001
Invitation Homes Trust, Series 2018-SFR2, Class B, VRN, 3.55%, (1-month LIBOR plus 1.08%), 6/17/37(1)		2,550,000	2,537,307
Invitation Homes Trust, Series 2018-SFR2, Class C, VRN, 3.75%, (1-month LIBOR plus 1.28%), 6/17/37(1)		2,775,000	2,779,774
Invitation Homes Trust, Series 2018-SFR3, Class B, VRN, 3.62%, (1-month LIBOR plus 1.15%), 7/17/37(1)		2,700,000	2,691,029
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(1)		1,794,159	1,772,927
Progress Residential Trust, Series 2017-SFR1, Class A SEQ, 2.77%, 8/17/34(1)		2,815,954	2,790,770
Towd Point Mortgage Trust, Series 2017-4, Class A1, VRN, 2.75%, 6/25/57(1)		1,449,056	1,432,916
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(1)		2,123,733	2,089,303
TOTAL ASSET-BACKED SECURITIES (Cost $21,608,404)			21,474,502
COLLATERALIZED LOAN OBLIGATIONS — 2.7%
Carlyle Global Market Strategies CLO Ltd., Series 2014-2RA, Class A3, VRN, 4.18%, (3-month LIBOR plus 1.50%), 5/15/31(1)		3,000,000	2,944,685
Goldentree Loan Management US CLO 3 Ltd., Series 2018-3A, Class B1, VRN, 4.14%, (3-month LIBOR plus 1.55%), 4/20/30(1)		1,800,000	1,774,978
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 3.71%, (3-month LIBOR plus 1.12%), 7/20/31(1)		500,000	496,063
KKR CLO Ltd., Series 2022A, Class A, VRN, 3.74%, (3-month LIBOR plus 1.15%), 7/20/31(1)		750,000	744,607

11

	Principal Amount	Value
KKR CLO Ltd., Series 2022A, Class B, VRN, 4.19%, (3-month LIBOR plus 1.60%), 7/20/31(1)	$1,500,000	$1,473,984
LCM XIV LP, Series 2014A, Class BR, VRN, 4.17%, (3-month LIBOR plus 1.58%), 7/20/31(1)	2,375,000	2,347,314
LoanCore Issuer Ltd., Series 2018-CRE1, Class AS, VRN, 3.97%, (1-month LIBOR plus 1.50%), 5/15/28(1)	1,500,000	1,503,948
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 3.58%, (3-month LIBOR plus 0.98%), 4/15/31(1)	2,300,000	2,284,594
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 4.10%, (3-month LIBOR plus 1.50%), 4/15/31(1)	1,750,000	1,727,119
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 4.35%, (3-month LIBOR plus 1.75%), 4/18/31(1)	1,750,000	1,746,511
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $17,215,153)		17,043,803
BANK LOAN OBLIGATIONS(2) — 1.9%
1011778 B.C. Unlimited Liability Company, Term Loan B3, 4.73%, (1-month LIBOR plus 2.25%), 2/16/24	798,399	798,152
1011778 B.C. Unlimited Liability Company, Term Loan B3, 4.73%, (1-month LIBOR plus 2.25%), 2/16/24	643,626	643,427
Acadia Healthcare Company, Inc., 2018 Term Loan B4, 4.98%, (1-month LIBOR plus 2.50%), 2/16/23	797,963	797,903
Caesars Resort Collection, LLC, 2017 1st Lien Term Loan B, 5.23%, (1-month LIBOR plus 2.75%), 12/22/24	185,761	186,554
Catalent Pharma Solutions Inc., USD Term Loan B, 4.73%, (1-month LIBOR plus 2.25%), 5/20/24	816,529	817,264
CenturyLink, Inc., 2017 Term Loan B, 5.23%, (1-month LIBOR plus 2.75%), 1/31/25	586,644	583,834
Dell International LLC, 2017 Term Loan B, 4.49%, (1-month LIBOR plus 2.00%), 9/7/23	595,466	596,472
HCA Inc., 2018 Term Loan B10, 4.48%, (1-month LIBOR plus 2.00%), 3/13/25	1,260,754	1,264,807
Hilton Worldwide Finance, LLC, Term Loan B2, 4.23%, (1-month LIBOR plus 1.75%), 10/25/23	599,620	602,213
Level 3 Financing Inc., 2017 Term Loan B, 4.73%, (1-month LIBOR plus 2.25%), 2/22/24	900,000	901,575
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, 4.48%, (1-month LIBOR plus 2.00%), 3/21/25	989,796	990,860
Sprint Communications, Inc., 1st Lien Term Loan B, 5.00%, (1-month LIBOR plus 2.50%), 2/2/24	525,975	512,036
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, 5.47%, (1-month LIBOR plus 3.00%), 6/2/25	1,437,263	1,445,426
Western Digital Corporation, 2018 Term Loan B4, 4.23%, (1-month LIBOR plus 1.75%), 4/29/23	909,192	902,259
Zayo Group, LLC, 2017 Incremental Term Loan, 4.73%, (1-month LIBOR plus 2.25%), 1/19/24	1,100,000	1,101,447
TOTAL BANK LOAN OBLIGATIONS (Cost $12,180,347)		12,144,229
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.5%
Private Sponsor Collateralized Mortgage Obligations — 0.6%
Agate Bay Mortgage Trust, Series 2016-1, Class A5 SEQ, VRN, 3.50%, 12/25/45(1)	2,662,415	2,680,757
Credit Suisse Mortgage Trust, Series 2017-HL1, Class A3 SEQ, VRN, 3.50%, 6/25/47(1)	1,405,869	1,408,552
		4,089,309
U.S. Government Agency Collateralized Mortgage Obligations — 0.9%
FHLMC, Series 2017-DNA2, Class M1, VRN, 3.68%, (1-month LIBOR plus 1.20%), 10/25/29	3,214,900	3,232,950
12

	Shares/ Principal Amount	Value
FHLMC, Series 2017-HQA2, Class M1, VRN, 3.28%, (1-month LIBOR plus 0.80%), 12/25/29	$2,473,522	$2,473,859
		5,706,809
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,889,764)		9,796,118
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.0%
Core Industrial Trust, Series 2015-CALW, Class C, 3.56%, 2/10/34(1)	2,000,000	2,020,269
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class A3 SEQ, 3.28%, 11/15/52	2,000,000	2,019,816
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	2,300,000	2,305,878
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $6,397,434)		6,345,963
TEMPORARY CASH INVESTMENTS — 2.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.00% - 8.75%, 8/31/19 - 8/15/45, valued at $8,773,283), in a joint trading account at 2.40%, dated 4/30/19, due 5/1/19 (Delivery value $8,597,030)		8,596,457
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/45, valued at $1,464,257), at 1.25%, dated 4/30/19, due 5/1/19 (Delivery value $1,435,050)		1,435,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	289,280	289,280
U.S. Treasury Bills, 2.46%, 6/13/19(3)(4)	$3,000,000	2,991,459
TOTAL TEMPORARY CASH INVESTMENTS (Cost $13,312,155)		13,312,196
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $618,903,828)		633,861,218
OTHER ASSETS AND LIABILITIES†		6,757
TOTAL NET ASSETS — 100.0%		$633,867,975

13

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	892,437	AUD	1,262,645	Bank of America N.A.	6/19/19	$1,314
USD	647,681	AUD	917,663	Bank of America N.A.	6/19/19	32
USD	240,586	AUD	341,424	Bank of America N.A.	6/19/19	(377)
BRL	18,679,476	USD	4,693,572	Goldman Sachs & Co.	6/19/19	52,552
CAD	2,229,553	USD	1,683,155	Morgan Stanley	6/19/19	(16,869)
CAD	10,584,247	USD	7,904,000	Morgan Stanley	6/19/19	6,278
USD	22,976,829	CAD	30,751,568	Morgan Stanley	6/19/19	(5,766)
USD	415,000	CAD	553,455	Morgan Stanley	6/19/19	1,368
USD	800,632	CAD	1,066,622	Morgan Stanley	6/19/19	3,478
USD	3,045,261	CAD	4,069,595	Morgan Stanley	6/19/19	3,795
CHF	542,510	USD	542,125	UBS AG	6/19/19	(7,256)
CLP	2,049,233,313	USD	3,010,479	Goldman Sachs & Co.	6/19/19	14,194
USD	2,959,765	CLP	1,982,835,145	Goldman Sachs & Co.	6/19/19	33,095
CNY	24,007,575	USD	3,566,453	Morgan Stanley	6/19/19	(989)
CNY	25,115,308	USD	3,738,037	Morgan Stanley	6/19/19	(8,059)
COP	5,100,420,558	USD	1,564,954	Goldman Sachs & Co.	6/19/19	8,825
CZK	181,691,977	USD	7,998,309	UBS AG	6/19/19	(37,910)
CZK	71,933,166	USD	3,162,871	UBS AG	6/19/19	(11,291)
USD	827,176	CZK	18,787,555	UBS AG	6/19/19	4,045
USD	3,145,742	CZK	71,985,576	UBS AG	6/19/19	(8,134)
DKK	7,412,969	USD	1,125,616	Goldman Sachs & Co.	6/19/19	(6,998)
EUR	917,158	USD	1,035,953	JPMorgan Chase Bank N.A.	5/22/19	(5,573)
EUR	1,293,695	USD	1,466,034	JPMorgan Chase Bank N.A.	5/22/19	(12,632)
EUR	158,121	USD	179,315	JPMorgan Chase Bank N.A.	5/22/19	(1,675)
EUR	919,464	USD	1,027,735	JPMorgan Chase Bank N.A.	5/22/19	5,236
EUR	406,905	USD	455,153	JPMorgan Chase Bank N.A.	5/22/19	1,984
EUR	29,187	USD	32,658	JPMorgan Chase Bank N.A.	5/22/19	132
EUR	313,169	USD	354,290	JPMorgan Chase Bank N.A.	5/22/19	(2,460)
EUR	111,336,022	USD	125,473,804	JPMorgan Chase Bank N.A.	5/22/19	(393,420)
USD	328,580	EUR	289,743	JPMorgan Chase Bank N.A.	5/22/19	3,069
USD	353,679	EUR	314,876	JPMorgan Chase Bank N.A.	5/22/19	(68)
USD	3,269,946	EUR	2,923,510	JPMorgan Chase Bank N.A.	5/22/19	(14,470)
USD	396,818	EUR	355,263	JPMorgan Chase Bank N.A.	5/22/19	(2,302)
USD	1,948,720	EUR	1,734,510	JPMorgan Chase Bank N.A.	5/22/19	86
USD	3,288,723	EUR	2,925,910	JPMorgan Chase Bank N.A.	5/22/19	1,611
USD	2,998,479	EUR	2,672,918	JPMorgan Chase Bank N.A.	5/22/19	(4,409)
GBP	255,557	USD	334,004	Bank of America N.A.	6/19/19	93
GBP	321,946	USD	429,794	Bank of America N.A.	6/19/19	(8,905)
GBP	1,079,726	USD	1,434,422	Bank of America N.A.	6/19/19	(22,866)
GBP	704,147	USD	927,256	Bank of America N.A.	6/19/19	(6,705)
GBP	1,101,656	USD	1,444,403	Bank of America N.A.	6/19/19	(4,177)
USD	738,597	GBP	561,654	Bank of America N.A.	6/19/19	4,331
USD	1,094,792	GBP	836,989	Bank of America N.A.	6/19/19	572
USD	926,189	GBP	702,036	Bank of America N.A.	6/19/19	8,397
USD	1,441,145	GBP	1,097,229	Bank of America N.A.	6/19/19	6,706

14

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,417,752	GBP	1,092,958	Bank of America N.A.	6/19/19	$(11,103)
USD	778,559	GBP	600,378	Bank of America N.A.	6/19/19	(6,332)
HKD	1,526,317	USD	194,924	Bank of America N.A.	6/19/19	(224)
USD	2,247,879	HUF	628,457,437	UBS AG	6/19/19	64,397
USD	3,164,541	HUF	882,716,995	UBS AG	6/19/19	97,673
IDR	44,967,333,437	USD	3,143,470	Goldman Sachs & Co.	6/19/19	(1,069)
IDR	45,865,165,846	USD	3,172,084	Goldman Sachs & Co.	6/19/19	33,059
IDR	48,140,134,538	USD	3,342,369	Goldman Sachs & Co.	6/19/19	21,753
USD	3,142,737	IDR	45,387,403,382	Goldman Sachs & Co.	6/19/19	(29,019)
ILS	5,029,365	USD	1,394,876	UBS AG	6/19/19	7,375
JPY	34,213,138	USD	306,349	Bank of America N.A.	5/22/19	1,289
JPY	38,370,013	USD	344,910	Bank of America N.A.	5/22/19	105
JPY	6,582,916,987	USD	59,396,526	Bank of America N.A.	5/22/19	(204,200)
USD	691,004	JPY	77,146,994	Bank of America N.A.	5/22/19	(2,687)
KRW	1,657,850,616	USD	1,466,735	Goldman Sachs & Co.	6/19/19	(40,762)
KRW	14,794,467,359	USD	13,089,437	Goldman Sachs & Co.	6/19/19	(364,218)
KZT	2,349,570,781	USD	6,117,081	Goldman Sachs & Co.	6/19/19	8,346
USD	3,051,391	KZT	1,174,785,391	Goldman Sachs & Co.	6/19/19	(11,323)
MXN	224,348,328	USD	11,845,525	Morgan Stanley	6/19/19	(101,177)
USD	8,059,071	MXN	159,082,027	Morgan Stanley	6/19/19	(268,670)
USD	2,921,558	MXN	55,545,541	Morgan Stanley	6/19/19	13,820
MYR	27,187,245	USD	6,658,318	Goldman Sachs & Co.	6/19/19	(95,895)
USD	3,005,480	MYR	12,283,396	Goldman Sachs & Co.	6/19/19	40,529
NOK	35,408,100	USD	4,089,687	Goldman Sachs & Co.	6/19/19	22,167
NOK	28,504,468	USD	3,301,918	Goldman Sachs & Co.	6/19/19	8,234
NOK	53,494,065	USD	6,249,007	Goldman Sachs & Co.	6/19/19	(36,876)
USD	1,585,681	NOK	13,510,556	Goldman Sachs & Co.	6/19/19	16,734
USD	3,327,715	NOK	28,313,031	Goldman Sachs & Co.	6/19/19	39,794
NZD	4,712,412	USD	3,233,469	UBS AG	6/19/19	(83,302)
NZD	4,768,965	USD	3,243,545	UBS AG	6/19/19	(55,573)
USD	1,852,453	NZD	2,707,512	UBS AG	6/19/19	42,527
USD	21,292,450	PEN	70,624,927	Goldman Sachs & Co.	6/19/19	(22,148)
USD	455,449	PEN	1,511,634	Goldman Sachs & Co.	6/19/19	(762)
PHP	162,133,443	USD	3,066,354	Goldman Sachs & Co.	6/19/19	54,658
USD	3,085,376	PHP	162,133,443	Goldman Sachs & Co.	6/19/19	(35,635)
PLN	5,772,469	USD	1,529,455	Goldman Sachs & Co.	6/19/19	(16,922)
PLN	5,989,446	USD	1,592,514	Goldman Sachs & Co.	6/19/19	(23,128)
PLN	11,918,448	USD	3,168,999	Goldman Sachs & Co.	6/19/19	(46,064)
USD	16,094,261	PLN	61,468,810	Goldman Sachs & Co.	6/19/19	(12,124)
USD	3,184,457	PLN	11,931,842	Goldman Sachs & Co.	6/19/19	58,012
RUB	43,994,055	USD	658,070	Goldman Sachs & Co.	6/19/19	18,881
SEK	29,362,163	USD	3,130,322	Goldman Sachs & Co.	6/19/19	(26,851)
SEK	30,903,243	USD	3,274,149	Goldman Sachs & Co.	6/19/19	(7,791)
SEK	222,310,462	USD	23,789,878	Goldman Sachs & Co.	6/19/19	(292,487)
USD	2,793,064	SEK	26,044,200	Goldman Sachs & Co.	6/19/19	40,288

15

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	8,096,937	SEK	75,117,712	Goldman Sachs & Co.	6/19/19	$157,273
USD	7,810,807	SEK	72,190,214	Goldman Sachs & Co.	6/19/19	180,569
USD	873,446	SGD	1,185,109	Bank of America N.A.	6/19/19	1,429
THB	99,039,874	USD	3,126,752	Goldman Sachs & Co.	6/19/19	(26,961)
USD	6,399,673	THB	202,709,656	Goldman Sachs & Co.	6/19/19	55,183
USD	33,865	ZAR	490,409	UBS AG	6/19/19	(228)
						$(1,261,554)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bund 10-Year Bonds	44	June 2019	EUR	4,400,000	$8,158,119	$118,863
Euro-OAT 10-Year Bonds	47	June 2019	EUR	4,700,000	8,539,866	173,054
Japanese 10-Year Government Bonds	13	June 2019	JPY	1,300,000,000	17,823,870	(1,284)
Japanese 10-Year Mini Government Bonds	83	June 2019	JPY	830,000,000	11,379,110	(1,118)
Korean Treasury 10-Year Bonds	119	June 2019	KRW	11,900,000,000	13,113,787	143,434
U.S. Treasury 10-Year Notes	83	June 2019	USD	8,300,000	10,264,766	(19,437)
U.S. Treasury 2-Year Notes	325	June 2019	USD	65,000,000	69,227,539	194,487
					$138,507,057	$607,999

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bobl 5-Year Bonds	204	June 2019	EUR	20,400,000	$30,415,250	$(206,257)
U.S. Treasury 10-Year Ultra Notes	189	June 2019	USD	18,900,000	24,906,656	(295,738)
U.S. Treasury 5-Year Notes	237	June 2019	USD	23,700,000	27,406,828	(193,096)
U.S. Treasury Long Bonds	50	June 2019	USD	5,000,000	7,373,438	(82,925)
					$90,102,172	$(778,016)

16

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 32	Buy	(5.00%)	6/20/24	$17,100,000	$(1,176,903)	$(222,543)	$(1,399,446)

^The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

17

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar	LIBOR	-	London Interbank Offered Rate
BRL	-	Brazilian Real	MTN	-	Medium Term Note
CAD	-	Canadian Dollar	MXN	-	Mexican Peso
CDX	-	Credit Derivatives Indexes	MYR	-	Malaysian Ringgit
CHF	-	Swiss Franc	NOK	-	Norwegian Krone
CLP	-	Chilean Peso	NZD	-	New Zealand Dollar
CNY	-	Chinese Yuan	PEN	-	Peruvian Sol
COP	-	Colombian Peso	PHP	-	Philippine Peso
CPI	-	Consumer Price Index	PLN	-	Polish Zloty
CZK	-	Czech Koruna	RUB	-	Russian Ruble
DKK	-	Danish Krone	SEK	-	Swedish Krona
EUR	-	Euro	SEQ	-	Sequential Payer
FHLMC	-	Federal Home Loan Mortgage Corporation	SGD	-	Singapore Dollar
GBP	-	British Pound	THB	-	Thai Baht
HKD	-	Hong Kong Dollar	USD	-	United States Dollar
HUF	-	Hungarian Forint	VRN	-
Variable Rate Notes. The rate adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won	ZAR	-	South African Rand
KZT	-	Kazakhstani Tenge

†	Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $145,143,294, which represented 22.9% of total net assets. Of these securities, 0.7% of total net assets were deemed illiquid under policies approved by the Board of Trustees.

(2)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

(3)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,548,449.

(4)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

18

Statement of Assets and Liabilities

APRIL 30, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $618,903,828)	$633,861,218
Cash	1,506
Foreign currency holdings, at value (cost of $183,813)	178,791
Foreign deposits with broker for futures contracts, at value (cost of $241,858)	238,059
Receivable for investments sold	2,121,495
Receivable for capital shares sold	64,689
Receivable for variation margin on futures contracts	35,406
Unrealized appreciation on forward foreign currency exchange contracts	1,145,288
Interest receivable	4,801,129
642,447,581

Liabilities
Payable for investments purchased	5,743,233
Payable for capital shares redeemed	59,805
Payable for variation margin on futures contracts	68,649
Payable for variation margin on swap agreements	10,762
Unrealized depreciation on forward foreign currency exchange contracts	2,406,842
Accrued management fees	288,137
Distribution and service fees payable	2,178
8,579,606

Net Assets	$633,867,975

Net Assets Consist of:
Capital paid in	$631,365,169
Distributable earnings	2,502,806
$633,867,975

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$406,066,932	32,040,674	$12.67
I Class	$18,194,146	1,431,310	$12.71
Y Class	$7,697,991	604,698	$12.73
A Class	$8,989,438	717,301	$12.53*
C Class	$362,230	29,733	$12.18
R Class	$66,686	5,358	$12.45
R5 Class	$5,659,005	444,665	$12.73
R6 Class	$271,039	21,286	$12.73
G Class	$186,560,508	14,589,492	$12.79
*Maximum offering price $13.12 (net asset value divided by 0.955).

See Notes to Financial Statements.

19

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$8,256,149

Expenses:
Management fees	2,241,427
Distribution and service fees:
A Class	11,327
C Class	2,071
R Class	162
Trustees' fees and expenses	21,404
Other expenses	38,625
2,315,016
Fees waived - G Class	(501,145)
1,813,871

Net investment income (loss)	6,442,278

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(8,915,574)
Forward foreign currency exchange contract transactions	(6,844,223)
Futures contract transactions	324,672
Swap agreement transactions	(560,280)
Foreign currency translation transactions	(249,167)
(16,244,572)

Change in net unrealized appreciation (depreciation) on:
Investments	33,148,502
Forward foreign currency exchange contracts	918,331
Futures contracts	(1,446,848)
Swap agreements	638,358
Translation of assets and liabilities in foreign currencies	206,498
33,464,841

Net realized and unrealized gain (loss)	17,220,269

Net Increase (Decrease) in Net Assets Resulting from Operations	$23,662,547

See Notes to Financial Statements.

20

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2019 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2018
Increase (Decrease) in Net Assets	April 30, 2019	October 31, 2018
Operations
Net investment income (loss)	$6,442,278	$14,505,606
Net realized gain (loss)	(16,244,572)	(998,165)
Change in net unrealized appreciation (depreciation)	33,464,841	(36,285,825)
Net increase (decrease) in net assets resulting from operations	23,662,547	(22,778,384)

Distributions to Shareholders
From earnings:
Investor Class	(5,700,617)	(1,552,619)
I Class	(286,953)	(73,143)
Y Class	(74,064)	(19)
A Class	(106,614)	(37,161)
C Class	(2,028)	(2,955)
R Class	(657)	(562)
R5 Class	(89,861)	(21,375)
R6 Class	(45,312)	(13,173)
G Class	(4,071,986)	(795,266)
Decrease in net assets from distributions	(10,378,092)	(2,496,273)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(35,516,203)	(268,520,182)

Net increase (decrease) in net assets	(22,231,748)	(293,794,839)

Net Assets
Beginning of period	656,099,723	949,894,562
End of period	$633,867,975	$656,099,723

See Notes to Financial Statements.

21

Notes to Financial Statements

APRIL 30, 2019 (UNAUDITED)

1. Organization

American Century International Bond Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. International Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek total return.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Sovereign governments and agencies, corporate bonds, bank loan obligations, and U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

22

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there

23

are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly, but may be paid less frequently. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 50% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The investment advisor agreed to waive the G Class’s management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended April 30, 2019 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.4925% to 0.6100%	0.2500% to 0.3100%	0.79%
I Class		0.1500% to 0.2100%	0.69%
Y Class		0.0500% to 0.1100%	0.59%
A Class		0.2500% to 0.3100%	0.79%
C Class		0.2500% to 0.3100%	0.79%
R Class		0.2500% to 0.3100%	0.79%
R5 Class		0.0500% to 0.1100%	0.59%
R6 Class		0.0000% to 0.0600%	0.54%
G Class		0.0000% to 0.0600%	0.00%(1)

(1)	Effective annual management fee before waiver was 0.54%.

24

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2019 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended April 30, 2019 totaled $123,278,427, of which $25,485,748 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended April 30, 2019 totaled $195,767,526, of which $1,079,124 represented U.S. Treasury and Government Agency obligations.

25

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended April 30, 2019		Year ended October 31, 2018
	Shares	Amount	Shares	Amount
Investor Class
Sold	1,246,322	$15,699,965	4,270,722	$55,915,494
Issued in reinvestment of distributions	452,369	5,613,898	117,358	1,533,870
Redeemed	(2,553,698)	(32,071,496)	(6,409,733)	(83,634,807)
	(855,007)	(10,757,633)	(2,021,653)	(26,185,443)
I Class
Sold	173,989	2,187,828	891,721	11,765,128
Issued in reinvestment of distributions	22,956	285,812	5,465	71,595
Redeemed	(259,852)	(3,271,674)	(1,002,846)	(12,995,408)
	(62,907)	(798,034)	(105,660)	(1,158,685)
Y Class
Sold	309,572	3,917,478	305,051	3,932,168
Issued in reinvestment of distributions	5,944	74,064	1	19
Redeemed	(12,926)	(163,906)	(3,350)	(42,863)
	302,590	3,827,636	301,702	3,889,324
A Class
Sold	49,939	623,143	371,109	4,820,015
Issued in reinvestment of distributions	8,601	105,703	2,844	36,795
Redeemed	(91,756)	(1,142,937)	(483,020)	(6,144,144)
	(33,216)	(414,091)	(109,067)	(1,287,334)
C Class
Sold	26	311	1,359	17,637
Issued in reinvestment of distributions	121	1,446	184	2,316
Redeemed	(11,038)	(133,737)	(25,739)	(327,652)
	(10,891)	(131,980)	(24,196)	(307,699)
R Class
Sold	1,922	23,621	4,917	63,023
Issued in reinvestment of distributions	54	657	39	507
Redeemed	(2,206)	(26,997)	(11,183)	(143,842)
	(230)	(2,719)	(6,227)	(80,312)
R5 Class
Sold	591	7,420	10,885	143,638
Issued in reinvestment of distributions	627	7,811	1,629	21,362
Redeemed	(6,482)	(81,942)	(24,543)	(326,158)
	(5,264)	(66,711)	(12,029)	(161,158)
R6 Class
Sold	13,783	173,294	54,471	716,330
Issued in reinvestment of distributions	3,637	45,312	1,004	13,173
Redeemed	(211,885)	(2,698,094)	(131,949)	(1,692,580)
	(194,465)	(2,479,488)	(76,474)	(963,077)
G Class
Sold	548,363	6,955,052	988,356	12,888,893
Issued in reinvestment of distributions	326,020	4,071,986	60,477	795,266
Redeemed	(2,831,101)	(35,720,221)	(19,423,363)	(255,949,957)
	(1,956,718)	(24,693,183)	(18,374,530)	(242,265,798)
Net increase (decrease)	(2,816,108)	$(35,516,203)	(20,428,134)	$(268,520,182)

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6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Sovereign Governments and Agencies	—	$375,810,661	—
Corporate Bonds	—	126,734,173	—
U.S. Treasury Securities	—	51,199,573	—
Asset-Backed Securities	—	21,474,502	—
Collateralized Loan Obligations	—	17,043,803	—
Bank Loan Obligations	—	12,144,229	—
Collateralized Mortgage Obligations	—	9,796,118	—
Commercial Mortgage-Backed Securities	—	6,345,963	—
Temporary Cash Investments	$289,280	13,022,916	—
	$289,280	$633,571,938	—
Other Financial Instruments
Futures Contracts	$194,487	$435,351	—
Forward Foreign Currency Exchange Contracts	—	1,145,288	—
	$194,487	$1,580,639	—

Liabilities
Other Financial Instruments
Futures Contracts	$591,196	$208,659	—
Swap Agreements	—	1,399,446	—
Forward Foreign Currency Exchange Contracts	—	2,406,842	—
	$591,196	$4,014,947	—

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7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $13,723,200.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $427,801,090.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts or interest rate swap agreements in order to manage its exposure to changes in market conditions. The value of bonds generally declines as interest rates rise. The risks of entering into interest rate risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. The fund's average notional exposure to these interest rate risk derivative instruments held during the period was $76,882,890 futures contracts purchased and $72,818,562 futures contracts sold.

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A fund may enter into interest rate swap agreements to gain exposure to declines in interest rates, to protect against increases in interest rates, or to maintain its ability to generate income at prevailing interest rates. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The fund's average notional amount on interest rate swap agreements held during the period was $4,602,506.

Value of Derivative Instruments as of April 30, 2019

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	–	Payable for variation margin on swap agreements*	$10,762
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$1,145,288	Unrealized depreciation on forward foreign currency exchange contracts	2,406,842
Interest Rate Risk	Receivable for variation margin on futures contracts*	35,406	Payable for variation margin on futures contracts*	68,649
		$1,180,694		$2,486,253

*Included in the unrealized appreciation (depreciation) on centrally cleared swap agreements or future contracts, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2019

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$240,823	Change in net unrealized appreciation (depreciation) on swap agreements	$(323,963)
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	(6,844,223)	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	918,331
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	324,672	Change in net unrealized appreciation (depreciation) on futures contracts	(1,446,848)
Interest Rate Risk	Net realized gain (loss) on swap agreement transactions	(801,103)	Change in net unrealized appreciation (depreciation) on swap agreements	962,321
		$(7,079,831)		$109,841

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8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$619,459,140
Gross tax appreciation of investments	$23,149,070
Gross tax depreciation of investments	(8,746,992)
Net tax appreciation (depreciation) of investments	$14,402,078

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2018, the fund had accumulated short-term capital losses of $(339,232) and accumulated long-term capital losses of $(50,461), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

10. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2019(3)	$12.40	0.11	0.34	0.45	(0.18)	—	—	(0.18)	$12.67	3.62%	0.81%(4)	1.82%(4)	20%	$406,067
2018	$12.96	0.23	(0.74)	(0.51)	—	(0.05)	—	(0.05)	$12.40	(3.98)%	0.81%	1.76%	40%	$407,913
2017	$12.82	0.09	0.05	0.14	—	—	—	—	$12.96	1.09%	0.80%	0.74%	87%	$452,514
2016	$12.39	0.11	0.58	0.69	—	(0.25)	(0.01)	(0.26)	$12.82	5.57%	0.80%	0.85%	40%	$434,618
2015(5)	$12.35	0.04	—(6)	0.04	—	—	—	—	$12.39	0.40%	0.81%(4)	0.95%(4)	7%	$469,820
2015	$14.50	0.14	(1.98)	(1.84)	(0.21)	(0.10)	—	(0.31)	$12.35	(12.85)%	0.80%	1.05%	67%	$494,676
2014	$13.50	0.17	0.86	1.03	(0.03)	—	—	(0.03)	$14.50	7.66%	0.80%	1.24%	35%	$600,026
I Class
2019(3)	$12.44	0.12	0.34	0.46	(0.19)	—	—	(0.19)	$12.71	3.71%	0.71%(4)	1.92%(4)	20%	$18,194
2018	$12.99	0.25	(0.75)	(0.50)	—	(0.05)	—	(0.05)	$12.44	(3.90)%	0.71%	1.86%	40%	$18,592
2017(7)	$12.31	0.06	0.62	0.68	—	—	—	—	$12.99	5.52%	0.70%(4)	0.88%(4)	87%(8)	$20,782
Y Class
2019(3)	$12.47	0.12	0.34	0.46	(0.20)	—	—	(0.20)	$12.73	3.73%	0.61%(4)	2.02%(4)	20%	$7,698
2018	$13.01	0.28	(0.77)	(0.49)	—	(0.05)	—	(0.05)	$12.47	(3.81)%	0.61%	1.96%	40%	$3,766
2017(7)	$12.31	0.07	0.63	0.70	—	—	—	—	$13.01	5.69%	0.60%(4)	0.96%(4)	87%(8)	$5

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2019(3)	$12.25	0.10	0.32	0.42	(0.14)	—	—	(0.14)	$12.53	3.49%	1.06%(4)	1.57%(4)	20%	$8,989
2018	$12.83	0.20	(0.73)	(0.53)	—	(0.05)	—	(0.05)	$12.25	(4.18)%	1.06%	1.51%	40%	$9,192
2017	$12.73	0.06	0.04	0.10	—	—	—	—	$12.83	0.79%	1.05%	0.49%	87%	$11,031
2016	$12.33	0.08	0.57	0.65	—	(0.25)	—	(0.25)	$12.73	5.38%	1.05%	0.60%	40%	$18,161
2015(5)	$12.30	0.03	—(6)	0.03	—	—	—	—	$12.33	0.24%	1.06%(4)	0.70%(4)	7%	$18,899
2015	$14.44	0.10	(1.96)	(1.86)	(0.18)	(0.10)	—	(0.28)	$12.30	(13.06)%	1.05%	0.80%	67%	$19,392
2014	$13.44	0.14	0.86	1.00	—	—	—	—	$14.44	7.44%	1.05%	0.99%	35%	$96,081
C Class
2019(3)	$11.86	0.05	0.32	0.37	(0.05)	—	—	(0.05)	$12.18	3.13%	1.81%(4)	0.82%(4)	20%	$362
2018	$12.52	0.09	(0.70)	(0.61)	—	(0.05)	—	(0.05)	$11.86	(4.92)%	1.81%	0.76%	40%	$482
2017	$12.51	(0.03)	0.04	0.01	—	—	—	—	$12.52	0.08%	1.80%	(0.26)%	87%	$812
2016	$12.22	(0.02)	0.56	0.54	—	(0.25)	—	(0.25)	$12.51	4.52%	1.80%	(0.15)%	40%	$1,034
2015(5)	$12.22	—(6)	—(6)	—(6)	—	—	—	—	$12.22	0.00%	1.81%(4)	(0.05)%(4)	7%	$1,211
2015	$14.34	0.01	(1.96)	(1.95)	(0.07)	(0.10)	—	(0.17)	$12.22	(13.67)%	1.80%	0.05%	67%	$1,580
2014	$13.45	0.03	0.86	0.89	—	—	—	—	$14.34	6.62%	1.80%	0.24%	35%	$3,352

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2019(3)	$12.15	0.08	0.33	0.41	(0.11)	—	—	(0.11)	$12.45	3.42%	1.31%(4)	1.32%(4)	20%	$67
2018	$12.76	0.16	(0.72)	(0.56)	—	(0.05)	—	(0.05)	$12.15	(4.44)%	1.31%	1.26%	40%	$68
2017	$12.68	0.03	0.05	0.08	—	—	—	—	$12.76	0.63%	1.30%	0.24%	87%	$151
2016	$12.32	0.04	0.57	0.61	—	(0.25)	—	(0.25)	$12.68	5.06%	1.30%	0.35%	40%	$134
2015(5)	$12.30	0.02	—(6)	0.02	—	—	—	—	$12.32	0.16%	1.31%(4)	0.45%(4)	7%	$157
2015	$14.44	0.07	(1.97)	(1.90)	(0.14)	(0.10)	—	(0.24)	$12.30	(13.28)%	1.30%	0.55%	67%	$179
2014	$13.47	0.10	0.87	0.97	—	—	—	—	$14.44	7.20%	1.30%	0.74%	35%	$231
R5 Class
2019(3)	$12.46	0.13	0.34	0.47	(0.20)	—	—	(0.20)	$12.73	3.81%	0.61%(4)	2.02%(4)	20%	$5,659
2018	$13.00	0.26	(0.75)	(0.49)	—	(0.05)	—	(0.05)	$12.46	(3.82)%	0.61%	1.96%	40%	$5,608
2017	$12.83	0.11	0.06	0.17	—	—	—	—	$13.00	1.33%	0.60%	0.94%	87%	$6,005
2016	$12.41	0.13	0.57	0.70	—	(0.25)	(0.03)	(0.28)	$12.83	5.78%	0.60%	1.05%	40%	$373,045
2015(5)	$12.36	0.05	—(6)	0.05	—	—	—	—	$12.41	0.40%	0.61%(4)	1.15%(4)	7%	$332,434
2015	$14.51	0.16	(1.97)	(1.81)	(0.24)	(0.10)	—	(0.34)	$12.36	(12.67)%	0.60%	1.25%	67%	$339,993
2014	$13.50	0.20	0.87	1.07	(0.06)	—	—	(0.06)	$14.51	7.95%	0.60%	1.44%	35%	$424,158

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2019(3)	$12.47	0.13	0.34	0.47	(0.21)	—	—	(0.21)	$12.73	3.78%	0.56%(4)	2.07%(4)	20%	$271
2018	$13.00	0.27	(0.75)	(0.48)	—	(0.05)	—	(0.05)	$12.47	(3.74)%	0.56%	2.01%	40%	$2,691
2017	$12.83	0.12	0.05	0.17	—	—	—	—	$13.00	1.33%	0.55%	0.99%	87%	$3,800
2016	$12.41	0.14	0.57	0.71	—	(0.25)	(0.04)	(0.29)	$12.83	5.83%	0.55%	1.10%	40%	$48,582
2015(5)	$12.35	0.05	0.01	0.06	—	—	—	—	$12.41	0.49%	0.56%(4)	1.20%(4)	7%	$31,370
2015	$14.50	0.16	(1.97)	(1.81)	(0.24)	(0.10)	—	(0.34)	$12.35	(12.63)%	0.55%	1.30%	67%	$30,516
2014(9)	$13.77	0.19	0.61	0.80	(0.07)	—	—	(0.07)	$14.50	5.81%	0.55%(4)	1.45%(4)	35%(10)	$7,614
G Class
2019(3)	$12.56	0.16	0.34	0.50	(0.27)	—	—	(0.27)	$12.79	4.07%	0.02%(4)(11)	2.61%(4)(11)	20%	$186,561
2018	$13.02	0.33	(0.74)	(0.41)	—	(0.05)	—	(0.05)	$12.56	(3.19)%	0.02%(12)	2.55%(12)	40%	$207,787
2017(13)	$13.12	0.06	(0.16)	(0.10)	—	—	—	—	$13.02	(0.76)%	0.01%(4)(14)	1.66%(4)(14)	87%(8)	$454,794

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2019 (unaudited).

(4)	Annualized.

(5)
July 1, 2015 through October 31, 2015. The fund's fiscal year end was changed from June 30 to October 31, resulting in a four-month annual reporting period. For the years before October 31, 2015, the fund's fiscal year end was June 30.

(6)	Per-share amount was less than $0.005.

(7)	April 10, 2017 (commencement of sale) through October 31, 2017.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2017.

(9)	July 26, 2013 (commencement of sale) through June 30, 2014.

(10)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended June 30, 2014.

(11)
The annualized ratio of operating expenses to average net assets before expense waiver and the annualized ratio of net investment income (loss) to average net assets before expense waiver was 0.56% and 2.07%, respectively.

(12)	The ratio of operating expenses to average net assets before expense waiver and the ratio of net investment income (loss) to average net assets before expense waiver was 0.56% and 2.01%, respectively.

(13)	July 28, 2017 (commencement of sale) through October 31, 2017.

(14)
The annualized ratio of operating expenses to average net assets before expense waiver and the annualized ratio of net investment income (loss) to average net assets before expense waiver was 0.55% and 1.12%, respectively.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

36

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37

Notes

38

Notes

39

Notes

40

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century International Bond Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92371 1906

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century International Bond Funds

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	June 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	June 27, 2019

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	June 27, 2019